                          CATHAY SECURITIES FUND, INC.

                                  Annual Report

                                December 31, 2000

TABLE OF CONTENTS


Statement of Assets and Liabilities                                   1

Statement of Operations                                               2

Statement of Change in Net Assets                                     3

Statement of Cash Flows                                               4

Financial Highlights                                                  5

Notes to the Financial Statements                                     6

Schedule of Investments                                               8
  (Confidential portion omitted and filed separately with the Securities and Exchange Commission)

Independent Auditors' Report                                         35

CATHAY SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS
    Investments in securities and loans at fair value                             $1,142,552,110
      (Cost $1,147,098,158)
    Cash                                                                              94,170,944
    Receivables:
       Interest                                                                        9,455,171
       Due from servicer                                                               2,728,946
    Prepaid expenses                                                                       8,750
                                                                           ----------------------
    Total assets                                                                   1,248,915,921
                                                                           ----------------------

LIABILITIES

    Due to Cathay Bank                                                                 7,431,586
    Dividend declared payable                                                          1,647,581
                                                                           ----------------------
    Total liabilities                                                                  9,079,167
                                                                           ----------------------

NET ASSETS                                                                        $1,239,836,754
                                                                           ======================

NET ASSETS CONSIST OF:
    Common stock (Par value of $.001 per share; 30,000,000                              $ 12,444
        authorized; 12,443,828 issued and outstanding)
    Additional paid-in-capital                                                     1,244,370,358
    Net unrealized depreciation of investments                                        (4,546,048)
                                                                           ----------------------

                                                                                  $1,239,836,754
                                                                           ======================

    Net asset value per share                                                            $ 99.63
                                                                           ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
PERIOD FROM JULY 17, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000

Investment income:
    Interest income                                                         $ 46,001,239

Expenses:
    Other service                                                                  8,890
    Management fees                                                              274,193
    Custodian fees                                                                54,839
    Director fees                                                                  9,486
    Insurance                                                                      6,250
                                                                    ---------------------
  Total operating expenses                                                       353,658
                                                                    ---------------------

Net investment income                                                         45,647,581

Realized and unrealized loss from Investments:
    Unrealized depreciation on investments                                    (4,546,048)
                                                                    ---------------------
Net increase in net assets resulting from operations                        $ 41,101,533
                                                                    =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 17, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000

Increase in net assets from operations:
Net investment income                                                               $ 45,647,581
    Unrealized depreciation on investments                                            (4,546,048)
                                                                            ---------------------
Increase in net assets resulting from operations                                      41,101,533

Distributions to shareholders                                                        (45,647,581)

Capital share transactions
    Shares issued                                                                  1,244,382,802
    Shares redeemed                                                                       (1,000)
                                                                            ---------------------
Net increase from capital share transactions                                       1,244,381,802

Increase in net assets                                                             1,239,835,754

Net assets, beginning of period                                                            1,000
                                                                            ---------------------
Net assets, end of period                                                        $ 1,239,836,754
                                                                            =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
PERIOD FROM JULY 17, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000

Cash flows from operating activities:
    Net increase in net assets resulting from operations                                           $ 41,101,533
    Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
          Changes in operating assets and liabilities:
             Net decrease in investments                                                            101,830,692
             Increase in accrued interest receivable                                                 (9,455,171)
             Increase in due from servicer                                                           (2,728,946)
             Increase in prepaid expenses                                                                (8,750)
             Increase in other liabilities                                                            9,079,167
                                                                                           ---------------------
                Net cash provided by operating activities                                           139,818,525

Cash flows from financing activities:
    Shares redeemed                                                                                      (1,000)
    Distribution from investment income                                                             (45,647,581)

                                                                                           ---------------------
               Net cash used in financing activities                                                (45,648,581)

               Net increase in cash                                                                  94,169,944

Cash, beginning of period                                                                                 1,000
                                                                                           ---------------------
Cash, end of period                                                                                $ 94,170,944
                                                                                           =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 17, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000

Net asset value, beginning of period                                                          $ 100.00

Net investment income                                                                             3.67
Net realized and unrealized loss on investments                                                  (0.37)
                                                                                -----------------------
Increase in net asset value from operations                                                       3.30

Distributions from net investment income                                                          3.67
                                                                                -----------------------
Net asset value, end of period                                                                 $ 99.63
                                                                                =======================

Total return                                                                                     3.30%

Ratios to average net assets
  Expenses(1)                                                                                    0.06%
  Net investment income(1)                                                                       8.01%
  Portfolio turnover rate                                                                        0.00%

Shares outstanding, end of period                                                           12,443,828

(1)  ANNUALIZED

(2) AVERAGE NET ASSETS IS CALCULATED AS THE AVERAGE OF THE AMOUNT OF THE NET ASSET BALANCES AT JULY 17, 2000 AND DECEMBER 31, 2000.


  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CATHAY SECURITIES FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - Significant Accounting Policies

Cathay Securities Fund, Inc. ("CSFI") and its wholly-owned subsidiaries, four limited liability corporations, (together, the "Fund") is a wholly-owned subsidiary of Cathay Bank ("Bank"), which is a wholly-owned subsidiary of Cathay Bancorp, Inc. ("Bancorp").

The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, closed-end investment management company. The Fund invests in agency securities, municipal bonds, corporate bonds, mortgage-backed securities, collateralized obligation securities, residential mortgages, commercial mortgages, real estate construction loans, commercial loans and international loans.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.


A. LOAN AND OTHER SECURITY VALUATION. The Fund will use market quotes to value its loan holdings when the Fund believes that multiple and reliable market quotes are available and reflect current value. Loans that cannot be valued based on market quotes, are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors, the creditworthiness of the borrower and the current interest rate, period until next interest rate reset and maturity date of the loan. At December 31, 2000, the Fund held limited liability corporations holding title to loans valued at $814,347,542 representing 71.27% of its total investments. The market value of these loans can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair value as determined may materially differ from the market values that would have been used had a ready market for these loans existed.

     For securities, the Manager may consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the securities held by the Fund have or could have occurred. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans and securities for which reliable quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income on investments is accrued daily. Premiums and discounts are amortized utilizing the interest method. Loans funded or purchased are reported net of origination fees received. The non-refundable origination fees are amortized using the effective yield over the term of the loan. No such fees are recognized on loans that have been placed on non-accrual status. Interest income is recorded on an accrual basis at the then current loan rate utilizing the interest method. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance.

D. DISTRIBUTION POLICIES. The Fund intends to distribute substantially all of its taxable income to its shareholders on an annual basis.

E. USE OF ESTIMATES. Management of the Fund has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 - Dividends

The fund paid the following dividends from net investment income:

           PER SHARE AMOUNT           DECLARATION DATE          RECORD DATE        PAYABLE DATE
           ----------------           ----------------          -----------        ------------
                  $3.54                   12/12/2000             12/12/2000          12/13/2000
                  $0.13                   12/31/2000             12/31/2000           1/19/2001

NOTE 3 - Significant Transactions

On July 17, 2000, the Bank purchased 12,443,828 shares of the Fund in exchange for securities and loans with a fair value of $1,244,382,802. Simultaneous, the Fund transferred loans in the amount of $892,967,460 to its subsidiary, Cathay Special Holdings, LLC ("CSH") in exchange for 100% of ownership. On December 19, 2000, certain types of loans in the portfolio were transferred to the three other limited liability corporations. CSFI owns 100% of each of the limited liability corporations.

NOTE 4 - Affiliated Transactions

The Fund is managed by Elena Chan, an employee of the Fund and Cathay Bank. There is no fee charged for management of the Fund. The Fund has entered into a Fund Accounting Agreement with the Bank whereby the Bank will maintain books and records and perform accounting services for the Fund. The fee charged by the Bank under this Agreement is $600,000 per annum.

The Fund has entered into a custodian contract with the Bank for asset custodial services. The Fund agreed to pay the Bank a fee of $120,000 per annum.

As of December 31, 2000, cash balances maintenance at Cathay Bank were $94,170,944; due from Cathay Bank were $2,728,946; due to Cathay Bank were $7,431,586; and dividends payable to Cathay Bank was $1,647,581.

In accordance with Section 23 (c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Fund may from time to time purchase shares of common stock of the Fund in the open market, in privately negotiated transactions. Since the initial contribution of assets to the Fund, there have been additional purchases or sales of securities between the Fund and the Bank.

NOTE 5 - Regulatory Developments

In August 2000, the staff of the United States Securities and Exchange Commission (the "Commission") completed an examination of the Fund. Subsequent to the examination, the Commission staff sent a letter to the Fund indicating that the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 Act, and requested that the Fund voluntarily de-register. In its response to the Commission staff, the Fund stated that it disagrees with certain factual statements and conclusions of law contained in the staff's findings and set forth the basis for its belief based on advice of counsel, which was included, that the Fund was formed in compliance with regulatory requirements.

In December, the Fund received another letter from the Commission staff similar to the initial letter. The Fund responded January 12, 2001 and reiterated the basis for its beliefs. In addition, management of the Fund has requested an opportunity to meet with the staff of the Commission to further discuss the issues that have been raised. The impact of the outcome of the above regulatory developments has not been reflected in the accompanying financial statements.

Schedule of Investments


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
CATHAY SPECIAL HOLDINGS, LLC-1
                                                                        50,085.42     8.259%    04/01/2003         43,581.92
                                                                        57,146.12     8.250%    06/01/2007         57,246.28
CONFIDENTIAL                                                            58,467.31    11.750%    09/01/2004         58,437.64
------------                                                            80,792.93     9.860%    07/01/2007         80,962.88
This information has been omitted and                                   91,933.14     8.509%    07/01/2014         92,361.29
filed separately with the SEC.                                         106,806.85     8.259%    04/01/2014        107,282.02
                                                                       108,755.26     8.259%    07/01/2014        109,239.10
                                                                       150,000.00    11.250%    04/01/2001        151,088.08
                                                                       158,144.09    10.500%    06/01/2001        161,785.93
                                                                       166,474.11    10.357%    05/01/2011        167,339.94
                                                                       175,330.27    10.500%    05/20/2003        175,275.67
                                                                       184,801.25    10.000%    06/20/2005        184,714.29
                                                                       186,205.13     8.259%    01/01/2001        187,033.53
                                                                       200,000.00    11.000%    08/01/2001        201,407.72
                                                                       207,600.25    10.750%    06/20/2009        207,268.43
                                                                       212,361.51    10.750%    06/20/2009        211,993.33
                                                                       211,359.64    11.000%    02/20/2004        212,102.82
                                                                       212,793.79     8.259%    02/01/2015        213,740.47
                                                                       228,988.66     9.500%    07/01/2001        227,774.82
                                                                       834,517.22*    9.500%    09/20/2006        233,930.01
                                                                       236,182.99    10.500%    11/20/2004        235,716.64
                                                                       904,242.43*    9.500%    09/20/2006        253,372.03
                                                                       256,950.35     9.000%    12/01/2011        256,290.37
                                                                       278,176.04     8.750%    07/01/2003        279,356.00
                                                                       303,338.32    10.250%    04/20/2008        302,860.85
                                                                       303,867.69    10.000%    08/20/2004        306,619.29
                                                                       310,342.06    10.500%    01/20/2007        308,498.62
                                                                       753,876.34    10.000%    09/20/2005        326,922.84
                                                                       330,000.00    10.500%    09/01/2001        330,675.47
                                                                       359,888.00    11.000%    01/01/2001        362,421.97
                                                                       423,442.06     7.030%    01/17/2003        400,817.10
                                                                       416,472.35    11.250%    11/20/2004        415,494.12
                                                                       429,428.48     8.000%    11/01/2008        431,341.68
                                                                       440,533.61    10.500%    03/20/2010        438,211.93
                                                                       436,967.99     8.548%    05/01/2007        439,125.53
                                                                       449,464.13     8.500%    08/01/2009        453,334.07
                                                                       465,557.22    10.000%    04/20/2002        465,976.08
                                                                       469,749.96     8.500%    03/01/2009        473,769.17
                                                                       499,310.76    11.750%    08/20/2003        498,006.42
                                                                       508,607.17    10.500%    08/20/2004        506,015.42
                                                                       576,663.84    11.250%    04/02/2002        506,568.84
                                                                       557,629.60    11.250%    02/20/2002        556,988.42
                                                                       572,358.76     8.500%    04/01/2009        577,514.33
                                                                       583,911.95    11.750%    10/20/2001        591,695.41
                                                                       601,235.33    10.250%    03/20/2007        599,049.43
                                                                       624,362.29    11.000%    03/20/2005        621,000.67
                                                                       626,948.12     8.500%    02/01/2009        634,425.33
                                                                       658,495.08    11.250%    03/20/2017        652,573.25
                                                                       704,298.82    11.500%    05/20/2001        671,125.48
                                                                       668,096.38    11.000%    10/20/2006        674,350.77
                                                                       685,179.44    10.500%    08/20/2006        687,526.71
                                                                       687,911.08     9.250%    03/20/2009        688,355.62
                                                                       701,177.04    11.750%    10/20/2001        706,659.03
                                                                       731,059.52    11.375%    11/20/2009        730,089.00
                                                                       768,831.68    10.000%    04/20/2002        769,200.78
                                                                       777,019.59    11.250%    06/20/2001        776,743.34
                                                                       802,818.51    11.000%    09/20/2002        800,379.02
                                                                       805,720.86    10.500%    04/20/2005        800,745.17
                                                                       810,249.28     8.009%    08/01/2006        802,773.35
                                                                       802,171.44     8.500%    03/01/2009        809,051.27
                                                                       846,121.69    11.000%    03/01/2001        851,530.11
                                                                       854,471.34    11.000%    07/20/2009        855,524.48
                                                                       863,722.16    10.000%    09/28/2002        869,777.54
                                                                       892,775.06     9.750%    02/20/2004        893,503.88
                                                                       893,354.80    10.500%    01/20/2007        899,492.03
                                                                       937,903.66     9.250%    12/01/2005        933,781.36
                                                                       935,634.05    10.250%    09/20/2009        935,776.67
                                                                       929,405.69     8.000%    02/01/2009        938,605.93
                                                                       943,495.43    10.000%    05/20/2009        944,344.28


Schedule of Investments (continued)

                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       958,009.81     9.000%    06/01/2009        969,574.22
CONFIDENTIAL                                                         1,027,947.87    11.500%    07/20/2002      1,027,409.00
------------                                                         1,068,368.31     9.500%    05/20/2001      1,068,163.18
This information has been omitted and                                1,077,861.49    11.000%    08/20/2005      1,069,976.53
filed separately with the SEC.                                       1,077,799.29    10.000%    01/20/2007      1,078,768.30
                                                                     1,103,816.47    11.250%    11/01/2007      1,111,823.39
                                                                     1,213,436.04    11.250%    12/20/2003      1,215,033.34
                                                                     1,271,150.81    10.250%    03/20/2005      1,268,152.53
                                                                     1,292,647.12     9.390%    05/20/2010      1,282,630.52
                                                                     1,293,747.15    10.500%    05/20/2005      1,286,822.13
                                                                     1,291,373.47    10.250%    06/20/2003      1,287,551.46
                                                                     1,290,126.18    11.000%    11/20/2006      1,289,599.29
                                                                     1,339,560.52    10.250%    06/20/2002      1,336,650.99
                                                                     1,342,271.34    11.000%    12/01/2002      1,343,637.41
                                                                     1,356,012.11    11.500%    02/20/2007      1,347,420.60
                                                                     1,380,296.64    10.000%    06/20/2009      1,370,168.68
                                                                     1,460,618.16     8.000%    12/01/2008      1,466,312.30
                                                                     1,485,055.18    10.500%    05/20/2010      1,472,800.85
                                                                     1,493,303.23    10.750%    06/20/2010      1,482,092.87
                                                                     1,606,839.22    10.000%    05/20/2007      1,602,153.73
                                                                     1,778,654.01     9.500%    01/20/2006      1,771,396.89
                                                                     1,779,428.99    10.750%    08/20/2002      1,776,760.15
                                                                     1,832,309.93     9.750%    09/20/2009      1,827,005.30
                                                                     1,932,878.45    10.500%    09/20/2006      1,936,757.28
                                                                     1,935,372.61     8.000%    11/01/2008      1,950,722.35
                                                                     2,180,129.74     7.530%    04/01/2006      2,064,394.53
                                                                     2,087,899.46     9.950%    04/20/2010      2,081,242.50
                                                                     2,310,976.21     9.500%    04/20/2009      2,193,964.92
                                                                     2,230,000.00    10.250%    10/01/2001      2,235,096.77
                                                                     2,338,507.60     9.875%    02/20/2010      2,345,655.64
                                                                     2,335,700.28    10.000%    05/20/2009      2,345,690.32
                                                                     2,382,748.15    10.250%    10/20/2004      2,396,912.16
                                                                     2,451,531.28    10.000%    12/20/2005      2,435,959.32
                                                                     2,438,368.90     8.000%    01/01/2009      2,459,055.81
                                                                     2,713,176.11    10.000%    03/20/2010      2,704,180.27
                                                                     2,762,747.63     9.750%    10/20/2004      2,777,735.09
                                                                     2,837,115.71    10.750%    11/20/2002      2,828,787.60
                                                                     2,882,232.33    10.250%    05/20/2007      2,866,223.21
                                                                     2,982,459.30    10.000%    03/20/2007      2,966,078.93
                                                                     2,980,123.50    10.000%    11/20/2006      2,971,327.37
                                                                     3,301,182.74    11.250%    05/20/2004      3,305,534.70
                                                                     3,330,870.87    10.000%    03/20/2005      3,323,340.84
                                                                     3,378,348.71    10.500%    05/20/2005      3,359,409.12
                                                                     3,428,860.81    10.250%    04/20/2007      3,409,575.16
                                                                     3,586,395.72    10.500%    06/20/2005      3,565,776.08
                                                                     3,767,556.79    10.500%    04/20/2001      3,771,368.79
                                                                     3,870,760.22     9.500%    12/20/2009      3,866,049.08
                                                                     3,853,660.47    10.875%    11/06/2006      3,874,546.86
                                                                     3,942,832.51     9.750%    09/20/2009      3,929,693.14
                                                                     4,381,497.52    10.250%    06/20/2010      4,366,233.13
                                                                     4,966,848.14     8.450%    05/01/2005      4,672,904.06
                                                                     4,882,471.50    11.000%    01/20/2005      4,848,991.17
                                                                     4,851,145.27     9.374%    06/01/2001      4,878,509.90
                                                                     6,766,449.13    10.750%    10/20/2002      6,747,070.07
                                                                     6,976,147.71    10.000%    03/20/2010      6,951,237.56
                                                                  ---------------                            ----------------
Cathay Special Holdings, LLC-1 (13.67%) (cost $170,389,966.02)     171,989,612.10                             169,530,470.66
                                                                  ===============                            ================

------------------------------------------------------------------------------------------------------------------------------------
CATHAY SPECIAL HOLDINGS, LLC-2

                                                                         1,922.81     7.370%    08/01/2024          1,603.47
                                                                         2,386.42    11.750%    07/25/2002          2,377.09
                                                                         2,536.07     7.370%    05/01/2024          2,117.35
                                                                         3,789.57     7.370%    06/01/2024          3,152.77
                                                                        10,062.37    11.250%    05/01/2001         10,110.66
                                                                        14,049.04    11.250%    11/01/2002         13,471.43
                                                                        18,215.58     8.750%    02/15/2001         15,440.37
                                                                        15,603.78     7.370%    05/01/2029         12,782.66


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        36,574.57    11.250%    07/01/2005         36,830.11
CONFIDENTIAL                                                            41,858.52    11.250%    04/01/2006         42,059.41
------------                                                            44,757.64    10.000%    03/01/2002         44,711.38
This information has been omitted and                                   48,550.36    11.750%    09/01/2005         48,902.41
filed separately with the SEC.                                          57,746.06    11.750%    03/01/2001         57,980.60
                                                                        58,078.92    11.500%    10/01/2004         58,497.20
                                                                        64,652.81    11.250%    09/01/2004         64,555.18
                                                                        65,322.87    11.250%    11/20/2003         65,378.82
                                                                        70,078.16    11.250%    04/01/2005         70,414.47
                                                                        71,337.15    11.750%    08/01/2005         71,866.29
                                                                        71,796.43    11.250%    04/01/2006         72,264.51
                                                                        72,353.40    11.250%    09/20/2003         72,199.51
                                                                       102,132.99    10.750%    11/01/2003        103,275.89
                                                                       113,077.36    10.500%    01/08/2006        113,010.03
                                                                       116,989.85    11.500%    09/01/2002        117,304.23
                                                                       122,253.50    11.500%    02/01/2002        122,161.80
                                                                       122,738.70    11.500%    01/07/2001        122,832.64
                                                                       135,925.01    10.500%    04/15/2008        135,954.89
                                                                       135,947.39    11.250%    05/10/2005        136,599.82
                                                                       139,983.69    11.000%    11/01/2005        138,270.07
                                                                       139,655.69    11.500%    10/01/2003        139,068.99
                                                                       145,114.56    11.500%    09/01/2002        145,482.39
                                                                       148,294.49    11.000%    03/01/2005        147,249.30
                                                                       157,246.65    11.000%    01/20/2006        157,446.56
                                                                       165,400.00    11.500%    09/25/2005        164,863.58
                                                                       165,667.64     9.250%    02/15/2001        165,111.12
                                                                       167,465.13    11.500%    04/01/2001        168,511.86
                                                                       174,097.83    11.500%    11/01/2007        174,484.57
                                                                       178,541.29    10.000%    03/01/2009        178,240.29
                                                                       182,673.71    11.250%    09/01/2002        184,137.43
                                                                       184,260.62    11.500%    03/01/2001        184,744.39
                                                                       189,342.92    11.250%    12/01/2004        189,753.37
                                                                       248,697.52    11.750%    08/01/2001        154,112.29
                                                                       191,015.24    11.750%    07/01/2005        191,326.51
                                                                       198,578.57    11.750%    07/01/2003        198,934.15
                                                                       198,306.39    10.000%    07/01/2004        197,936.06
                                                                       200,049.52     7.750%    04/01/2009        180,095.36
                                                                       199,988.94    11.500%    12/01/2007        200,983.30
                                                                       222,627.28    11.250%    10/15/2005        222,320.87
                                                                       274,443.22     8.750%    02/01/2001        232,833.23
                                                                       235,703.65    11.750%    04/25/2003        236,353.06
                                                                       236,881.27    11.250%    06/01/2008        237,229.26
                                                                       276,919.50     8.750%    02/20/2001        234,729.85
                                                                       237,477.07     7.750%    04/01/2009        213,699.67
                                                                       238,766.97    11.000%    09/01/2003        239,946.03
                                                                       240,995.65    11.000%    11/01/2005        240,541.26
                                                                       239,600.46    11.500%    11/01/2002        240,760.16
                                                                       243,947.45     9.890%    06/01/2010        244,279.72
                                                                       249,720.89    11.000%    11/01/2006        251,104.18
                                                                       256,771.68    11.000%    07/01/2002        255,740.57
                                                                       259,718.31    11.750%    11/05/2005        260,048.17
                                                                       264,687.85    11.750%    07/01/2001        265,669.47
                                                                       267,583.15     8.089%    04/01/2003        267,868.32
                                                                       275,346.24    11.500%    07/01/2004        275,928.55
                                                                       275,118.57    11.500%    12/01/2000        277,099.97
                                                                       331,436.82     8.750%    02/15/2001        280,941.24
                                                                       282,359.69    11.500%    04/01/2001        284,393.25
                                                                       286,023.58     9.000%    11/01/2008        275,208.43
                                                                       294,426.07    11.750%    06/01/2003        295,533.73
                                                                       295,914.28    11.500%    11/25/2005        297,625.49
                                                                       296,642.74    10.000%    02/01/2010        298,395.98
                                                                       296,885.01    10.500%    06/01/2003        299,027.29
                                                                       305,063.03    11.000%    04/01/2004        304,364.92
                                                                       310,763.80    11.000%    07/01/2002        312,035.14
                                                                       312,425.05    11.000%    10/01/2003        313,285.83
                                                                       313,870.56     9.000%    05/10/2006        304,278.02
                                                                       317,612.38    10.250%    06/21/2009        318,097.19
                                                                       318,499.22     8.750%    08/01/2009        319,171.84
                                                                       336,099.92    11.250%    05/01/2001        338,066.10
                                                                       349,097.56    10.500%    12/01/2009        351,089.23
                                                                       358,721.19     8.760%    11/08/2006        347,335.26


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       366,176.49     8.980%    12/01/2006        358,382.52
CONFIDENTIAL                                                           377,272.91    11.750%    07/01/2004        378,364.27
------------                                                           377,421.50     7.750%    04/01/2009        339,387.15
This information has been omitted and                                  388,462.97    11.500%    09/01/2006        388,329.26
filed separately with the SEC.                                         459,276.70     8.750%    02/20/2001        389,305.36
                                                                       397,741.02    10.500%    04/05/2005        396,787.31
                                                                       399,008.20    10.500%    06/01/2006        399,827.32
                                                                       422,608.11     9.000%    01/15/2005        412,039.72
                                                                       425,486.27    10.000%    07/01/2009        428,001.02
                                                                       441,115.08    11.250%    04/16/2005        440,670.08
                                                                       458,092.62    11.000%    09/01/2008        460,354.72
                                                                       460,133.51     8.500%    03/01/2009        460,619.87
                                                                       466,923.44    10.000%    10/04/2005        468,475.51
                                                                       471,699.84     8.660%    12/26/2003        456,635.60
                                                                       479,501.46     7.750%    04/01/2009        430,991.77
                                                                       569,152.86     8.500%    10/15/2005        539,861.65
                                                                       576,524.17     9.330%    10/01/2003        568,320.52
                                                                       628,559.10     6.830%    10/01/2008        535,688.78
                                                                       644,790.65    11.500%    03/01/2003        646,636.28
                                                                       679,333.59    11.000%    10/01/2006        680,838.78
                                                                       695,070.10     8.750%    12/01/2007        671,536.75
                                                                       704,845.18     8.100%    01/01/2009        638,534.82
                                                                       715,984.46    11.500%    07/01/2002        717,291.88
                                                                       720,023.02     9.000%    05/01/2008        692,782.15
                                                                       731,575.54     9.205%    03/01/2007        711,211.19
                                                                       732,614.00     8.500%    10/15/2005        694,724.25
                                                                       730,339.69    10.500%    09/01/2009        733,032.30
                                                                       736,816.31    10.750%    03/01/2003        765,137.86
                                                                       792,590.94     8.960%    08/01/2003        776,866.18
                                                                       802,810.55     9.000%    11/01/2007        808,376.36
                                                                       834,028.12     8.500%    09/01/2009        781,401.33
                                                                       840,509.61     9.125%    07/01/2006        851,548.38
                                                                       875,137.05     9.250%    07/01/2007        886,846.83
                                                                       942,193.83     8.780%    11/25/2003        914,115.15
                                                                       947,244.75     8.540%    10/30/2004        923,119.80
                                                                       974,662.00     9.750%    05/15/2007        968,761.86
                                                                     1,013,729.54     9.500%    08/01/2003      1,005,740.34
                                                                     1,061,639.74    10.875%    05/06/2005      1,058,878.62
                                                                     1,052,523.62     9.000%    09/01/2005      1,051,782.06
                                                                     1,296,305.50     8.750%    02/15/2001      1,098,808.76
                                                                     1,110,229.05    11.000%    09/20/2006      1,105,921.40
                                                                     1,116,932.28     9.205%    03/01/2007      1,084,780.85
                                                                     1,136,030.35     9.750%    04/20/2007      1,135,629.48
                                                                     1,168,712.21     9.000%    09/01/2006      1,166,286.82
                                                                     1,169,257.84     9.125%    07/01/2006      1,184,617.87
                                                                     1,248,602.87     8.500%    03/01/2009      1,244,695.22
                                                                     1,252,913.39     9.640%    05/30/2004      1,241,319.19
                                                                     1,247,845.75    10.250%    06/03/2002      1,254,066.58
                                                                     1,260,705.67     9.270%    09/01/2006      1,234,134.36
                                                                     1,275,883.83    10.750%    03/20/2004      1,282,637.68
                                                                     1,311,930.94     8.400%    09/01/2008      1,218,238.41
                                                                     1,288,812.71    11.250%    05/01/2003      1,335,867.09
                                                                     1,449,364.07     9.000%    05/01/2010      1,440,995.13
                                                                     1,580,897.82     9.140%    07/09/2003      1,552,771.40
                                                                     1,588,641.02     7.750%    07/01/2009      1,422,133.55
                                                                     1,613,535.71     8.500%    04/01/2008      1,513,536.74
                                                                     1,638,332.32     8.160%    08/01/2008      1,505,845.45
                                                                     1,647,496.21     8.250%    09/01/2009      1,652,440.43
                                                                     1,729,439.79     8.250%    12/15/2008      1,731,066.33
                                                                     1,740,958.75     8.500%    06/20/2004      1,674,293.55
                                                                     1,782,773.19     9.250%    02/01/2007      1,786,477.78
                                                                     1,798,045.86     9.250%    11/07/2002      1,782,869.11
                                                                     1,807,815.33     8.870%    02/01/2004      1,757,742.35
                                                                     1,906,406.75     8.750%    12/01/2006      1,820,538.80
                                                                     1,917,050.95     7.125%    04/01/2008      1,664,507.73
                                                                     1,968,555.98     8.500%    08/01/2003      1,904,821.04
                                                                     2,000,000.00    11.000%    12/10/2001      2,002,542.80
                                                                     2,021,525.26     9.250%    02/01/2007      2,024,760.07
                                                                     2,102,656.58     8.250%    03/01/2007      2,102,148.62
                                                                     2,099,264.87     9.000%    03/01/2006      2,133,657.25
                                                                     2,150,179.49     8.300%    04/01/2001      2,161,869.90


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     2,392,791.15     7.750%    04/01/2009      2,143,584.04
CONFIDENTIAL                                                         2,396,102.63     8.170%    09/01/2008      2,204,103.18
------------                                                         2,413,458.65     7.910%    07/01/2008      2,189,324.33
This information has been omitted and                                2,446,542.45     7.750%    04/01/2009      2,185,067.87
filed separately with the SEC.                                       2,457,786.53     8.510%    02/01/2004      2,378,746.13
                                                                     2,466,129.03     9.000%    10/01/2006      2,504,522.52
                                                                     2,508,761.91     8.500%    01/01/2009      2,503,775.15
                                                                     2,736,630.98     9.750%    03/01/2001      2,749,571.42
                                                                     2,944,918.07     9.875%    01/03/2005      2,951,418.67
                                                                     2,949,463.70     8.300%    04/01/2001      2,965,517.09
                                                                     3,012,475.99     8.875%    06/01/2005      3,064,593.56
                                                                     3,114,194.49     8.000%    11/01/2008      2,832,314.68
                                                                     3,164,107.08     8.500%    05/01/2010      3,165,455.87
                                                                     3,238,744.22     7.050%    10/01/2008      2,793,067.67
                                                                     3,247,704.82     8.750%    12/01/2007      3,238,933.34
                                                                     3,395,084.39     6.960%    03/01/2008      2,922,389.18
                                                                     3,372,537.49     9.000%    05/01/2008      3,395,993.45
                                                                     3,766,685.78     8.000%    12/01/2010      3,485,813.02
                                                                     3,776,170.55     8.125%    03/01/2004      3,609,156.22
                                                                     3,790,950.13     8.000%    05/01/2003      3,652,288.85
                                                                     3,813,350.10     9.000%    11/01/2007      3,839,789.55
                                                                     4,178,177.38     9.125%    01/01/2006      4,224,006.62
                                                                     4,446,962.31     9.140%    02/01/2009      4,452,051.96
                                                                     4,769,402.18     8.500%    04/01/2005      4,558,064.68
                                                                     5,574,359.93     8.416%    05/03/2006      5,536,540.40
                                                                     6,434,595.42     8.750%    11/20/2010      6,071,174.08
                                                                     6,700,383.64     8.680%    10/01/2009      6,298,184.48
                                                                     8,646,871.13     8.500%    10/01/2007      8,518,778.49
                                                                    21,326,408.15    10.000%    04/20/2002     21,248,122.74
                                                                    25,835,917.41    10.750%    03/20/2004     25,613,924.53
                                                                -------------------                           ---------------
Cathay Special Holdings, LLC-2 (18.98%) (cost $239,703,238.95)     241,435,656.41                             235,363,108.99
                                                                ===================                           ===============
-----------------------------------------------------------------------------------------------------------------------------------

CATHAY SPECIAL HOLDINGS, LLC-3
                                                                         7,980.00     6.950%    02/28/2001          7,942.07
CONFIDENTIAL                                                            12,479.04     9.500%    01/01/2002         12,564.04
------------                                                            13,285.95     9.500%    01/01/2002         13,376.45
This information has been omitted and                                   16,364.29    11.250%    11/15/2001         16,480.04
filed separately with the SEC.                                          17,927.95     9.500%    01/01/2002         18,050.07
                                                                        23,653.47    11.500%    03/29/2002         23,808.46
                                                                        35,860.69     9.500%    01/01/2002         36,104.96
                                                                        37,817.14     9.500%    01/01/2002         38,074.74
                                                                        38,211.81     9.500%    01/01/2002         38,472.10
                                                                        41,608.94     9.500%    01/01/2002         41,892.36
                                                                        45,000.00     7.550%    03/14/2001         44,830.02
                                                                        45,420.00    10.500%    08/28/2001         45,465.95
                                                                        53,678.22    10.500%    11/20/2001         52,492.85
                                                                        70,000.00    11.500%    02/28/2001         70,084.98
                                                                        80,000.00    10.500%    06/06/2001         83,842.27
                                                                       100,000.00     7.250%    09/15/2001         98,338.94
                                                                       100,000.00     7.300%    01/01/2001        100,561.69
                                                                       101,424.51    10.500%    05/01/2001        101,691.36
                                                                       142,000.00    11.000%    11/20/2000        145,131.63
                                                                       149,067.79    10.750%    01/21/2005        149,845.92
                                                                       150,000.00     7.350%    03/21/2001        149,091.28
                                                                       155,000.00     7.200%    01/04/2001        155,829.74
                                                                       159,713.52     9.500%    01/01/2002        160,801.41
                                                                       178,515.69    11.000%    09/01/2001        180,198.82
                                                                       189,025.82    11.500%    11/13/2001        189,750.67
                                                                       199,607.73    11.250%    02/13/2001        202,920.78
                                                                       207,000.00     6.750%    09/01/2001        202,976.56
                                                                       215,000.00    11.500%    12/15/2000        216,134.24
                                                                       215,645.69    10.250%    10/31/2001        216,405.74
                                                                       233,176.19    10.750%    09/01/2004        234,582.09


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       240,000.00     6.550%    08/16/2001        235,626.18
CONFIDENTIAL                                                           242,512.00    11.250%    05/01/2001        244,823.74
------------                                                           265,230.74    10.500%    04/30/2001        268,139.68
This information has been omitted and                                  279,779.15    11.250%    04/10/2002        280,925.19
filed separately with the SEC.                                         294,546.58    10.500%    11/01/2001        290,355.88
                                                                       300,000.00    10.750%    05/15/2001        300,446.27
                                                                       300,000.00     9.750%    04/15/2001        301,334.75
                                                                       300,000.00    10.000%    11/13/2000        306,619.25
                                                                       337,784.18    10.500%    06/01/2009        339,427.08
                                                                       350,000.00    10.750%    01/26/2001        350,572.83
                                                                       370,000.00    10.250%    06/30/2001        373,130.80
                                                                       383,547.07    10.750%    11/26/2004        388,297.95
                                                                       387,286.71    10.250%    01/15/2008        386,709.19
                                                                       406,988.55    10.000%    10/20/2001        409,828.22
                                                                       424,886.00    10.500%    09/15/2001        426,922.19
                                                                       470,000.00    10.750%    06/01/2001        473,838.98
                                                                       500,000.00     7.150%    11/20/2000        501,094.62
                                                                       501,279.97    10.750%    03/27/2005        505,094.16
                                                                       531,648.68    10.750%    07/31/2003        536,011.45
                                                                       579,115.42    10.500%    02/16/2001        581,651.72
                                                                       587,230.00    10.500%    07/01/2001        586,089.39
                                                                       638,060.23     9.500%    01/01/2002        642,406.43
                                                                       686,326.69    10.750%    01/21/2001        660,471.31
                                                                       698,668.59    10.500%    04/01/2001        703,083.26
                                                                       712,441.20    11.000%    05/01/2001        717,435.70
                                                                       755,477.12    10.500%    02/23/2001        757,430.63
                                                                       800,000.00    10.750%    01/21/2001        769,794.44
                                                                       761,019.20    11.250%    07/31/2001        768,465.37
                                                                       800,000.00    10.625%    12/30/2000        807,431.55
                                                                       845,000.00    10.000%    12/31/2000        809,377.78
                                                                       843,986.00    10.500%    02/16/2001        847,682.35
                                                                       848,241.55    10.250%    03/18/2001        850,984.82
                                                                       850,000.00    10.500%    05/29/2001        850,611.99
                                                                       850,000.00     9.750%    02/02/2001        856,804.28
                                                                       864,245.72     9.500%    01/01/2002        871,001.37
                                                                       899,525.52     9.750%    03/30/2001        907,181.97
                                                                       952,765.80    11.250%    12/22/2001        954,421.94
                                                                       963,000.00    10.250%    11/30/2001        971,073.16
                                                                       995,000.00    10.000%    08/14/2001        999,820.95
                                                                     1,100,000.00    10.500%    04/28/2001      1,053,103.51
                                                                     1,061,528.27    10.000%    02/01/2001      1,068,587.11
                                                                     1,188,546.68    10.500%    04/30/2001      1,198,649.67
                                                                     1,227,055.75    10.250%    10/31/2001      1,237,572.06
                                                                     1,245,236.60    10.500%    06/01/2001      1,245,004.99
                                                                     1,250,000.00     9.750%    07/25/2001      1,252,045.16
                                                                     1,250,000.00     6.500%    09/01/2001      1,319,418.78
                                                                     1,285,000.00    10.250%    08/30/2001      1,292,793.43
                                                                     1,400,000.00    10.500%    01/11/2001      1,401,824.66
                                                                     1,450,000.00    10.750%    04/27/2001      1,449,704.47
                                                                     1,500,000.00    10.500%    02/28/2001      1,501,121.61
                                                                     1,610,198.50     9.500%    01/01/2002      1,621,166.47
                                                                     1,677,604.34    10.500%    04/01/2001      1,693,987.33
                                                                     1,850,000.00    10.000%    01/27/2001      1,746,411.49
                                                                     1,767,988.72    10.250%    07/01/2001      1,778,041.42
                                                                     1,863,685.07    11.000%    12/01/2001      1,881,174.06
                                                                     1,921,370.73    10.500%    12/01/2001      1,901,165.06
                                                                     1,893,676.46     9.750%    02/01/2001      1,905,848.55
                                                                     1,948,400.49    10.500%    03/28/2001      1,966,922.04
                                                                     2,162,488.68    10.000%    12/28/2000      2,181,617.79
                                                                     2,180,000.00    10.500%    09/06/2001      2,190,787.89
                                                                     2,273,778.11    11.000%    03/01/2001      2,286,595.67
                                                                     2,775,440.19    10.000%    11/01/2001      1,865,292.77
                                                                     2,700,000.00     9.500%    01/01/2002      2,718,391.20
                                                                     3,040,134.67    10.500%    07/01/2001      3,018,301.08
                                                                     3,100,000.00    10.750%    07/01/2001      3,126,540.95
                                                                     3,218,420.83     9.750%    06/20/2001      3,218,529.16
                                                                     3,260,000.00    10.000%    09/17/2001      3,265,070.65
                                                                     3,288,217.64    10.250%    02/01/2001      3,312,739.16
                                                                     3,290,762.52    10.250%    04/15/2001      3,307,249.85
                                                                     3,471,280.16     9.750%    03/14/2001      3,488,230.77
                                                                     3,516,167.13    10.250%    01/23/2001      3,552,990.79


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     3,556,516.94    10.250%    03/01/2001      3,579,729.42
CONFIDENTIAL                                                         3,655,000.00    11.000%    04/30/2001      3,686,591.27
------------                                                         3,987,119.77*    9.750%    11/16/2000      2,692,671.30
This information has been omitted and                                4,031,974.47    11.000%    10/01/2001      4,015,494.76
filed separately with the SEC.                                       4,140,000.00     9.500%    01/01/2002      4,168,199.84
                                                                     5,062,950.26    10.750%    03/30/2001      5,110,215.17
                                                                     5,186,859.47    10.250%    05/31/2001      5,233,232.78
                                                                     5,800,000.00     9.625%    01/30/2001      5,802,095.37
                                                                     6,364,023.09     9.000%    09/01/2001      6,472,698.80
                                                                     7,000,000.00     9.375%    05/30/2001      7,057,248.26
                                                                     7,799,850.00     9.000%    09/30/2001      7,861,039.73
                                                                     8,811,310.74     9.625%    01/31/2001      8,810,803.85
                                                                     9,750,000.00     9.375%    05/30/2001      9,820,285.51
                                                                    10,416,309.77     9.500%    05/01/2001     10,484,861.34
                                                                    11,160,885.60     9.750%    06/07/2001     11,204,392.46
                                                                    19,857,689.55    10.125%    08/01/2001     19,881,132.06
                                                              -------------------                          ------------------
Cathay Special Holdings, LLC-3 (16.76%) (cost $207,877,991.77)     209,197,528.31                             207,807,732.57
                                                              ===================                          ==================

-----------------------------------------------------------------------------------------------------------------------------------

CATHAY SPECIAL HOLDINGS, LLC-4
                                                                                -    10.250%    05/05/2001            189.01
CONFIDENTIAL                                                                    -    11.250%    07/13/2001            450.00
------------                                                             1,500.13     8.750%    03/01/2001          1,503.12
This information has been omitted and                                    2,371.77    10.500%    04/01/2001          2,384.59
filed separately with the SEC.                                           2,548.52    10.500%    09/01/2001          2,581.52
                                                                         2,948.13    10.000%    05/01/2001          2,964.67
                                                                         3,685.18    11.250%    04/20/2001          3,698.59
                                                                         3,830.18     8.500%    04/01/2007          2,616.82
                                                                         3,826.96    10.500%    08/01/2001          3,871.57
                                                                         3,975.02    10.500%    09/01/2001          4,010.60
                                                                         4,099.59    10.000%    12/01/2016          4,384.83
                                                                         4,720.19    10.250%    07/01/2001          4,764.92
                                                                         4,761.24     8.250%    05/01/2007          3,834.25
                                                                         4,933.98    10.375%    11/01/2001          5,008.66
                                                                         4,946.41     9.750%    01/01/2002          5,016.38
                                                                         5,078.45    10.500%    07/01/2001          5,129.73
                                                                         5,364.14     9.875%    11/01/2001          5,432.21
                                                                         5,424.82    10.625%    07/01/2001          5,483.76
                                                                         5,605.11    10.500%    07/01/2001          5,662.70
                                                                         6,717.62     8.750%    03/01/2002          6,779.80
                                                                         6,735.72     8.750%    04/01/2002          6,803.43
                                                                         6,842.46    10.000%    02/01/2005          6,841.94
                                                                         9,396.57    11.500%    12/01/2001          9,487.22
                                                                         9,493.90     9.000%    03/01/2002          9,601.21
                                                                         9,808.89    10.625%    01/01/2004          9,066.08
                                                                        10,003.28    10.000%    09/01/2002         10,244.01
                                                                        10,249.19    10.125%    02/01/2002         10,425.96
                                                                        10,346.84     8.750%    05/01/2002         10,463.84
                                                                        10,448.48    10.500%    05/01/2003         10,503.25
                                                                        10,556.57     8.750%    03/01/2002         10,658.22
                                                                        13,025.72     7.759%    09/01/2008         13,191.96
                                                                        13,549.41     7.125%    03/01/2024         22,870.02
                                                                        13,620.59    11.500%    12/01/2001         13,926.50
                                                                        13,656.03     8.375%    01/01/2026         15,067.81
                                                                        13,739.68     6.875%    05/01/2008         13,987.87
                                                                        13,781.92     7.759%    07/01/2003         13,869.98
                                                                        14,118.78     7.759%    08/01/2003         14,209.00
                                                                        14,185.30     6.375%    03/01/2014         16,734.43
                                                                        14,275.99     9.000%    02/26/2001         14,223.21
                                                                        14,861.85     9.125%    03/01/2002         15,041.93
                                                                        15,316.68    10.625%    07/01/2002         15,737.17
                                                                        15,654.44     6.375%    11/01/2008         15,209.39
                                                                        15,508.48    11.500%    05/01/2002         15,991.99



Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        15,743.59     9.000%    07/01/2014         15,860.47
CONFIDENTIAL                                                            16,177.94     6.375%    11/01/2008         17,351.75
------------                                                            16,249.19     8.800%    05/19/2007         16,176.86
This information has been omitted and                                   16,274.47     8.750%    04/01/2002         16,433.17
filed separately with the SEC.                                          16,920.06     8.750%    03/01/2002         17,072.20
                                                                        17,227.59     7.875%    03/01/2014         17,012.63
                                                                        17,227.59     7.875%    03/01/2014         17,012.63
                                                                        17,336.32    11.000%    01/01/2002         17,705.58
                                                                        17,535.17    11.500%    06/01/2002         17,629.45
                                                                        17,703.54     7.375%    11/01/2025         17,904.28
                                                                        18,099.07    10.250%    09/01/2004         18,662.01
                                                                        18,035.65     9.000%    04/01/2014         18,169.55
                                                                        18,060.48     8.750%    04/01/2002         18,246.27
                                                                        18,258.71     7.750%    04/01/2002         18,278.26
                                                                        18,578.68     9.250%    07/01/2006         19,375.08
                                                                        18,764.53     8.250%    04/01/2004         19,070.43
                                                                        18,812.26     7.759%    01/01/2003         18,932.47
                                                                        19,736.69    10.500%    07/01/2003         20,345.42
                                                                        19,899.54    10.125%    11/01/2005         21,098.30
                                                                        19,808.63     7.500%    06/01/2003         19,868.05
                                                                        20,727.72     6.875%    06/01/2008         20,310.07
                                                                        20,822.22     7.759%    05/01/2003         20,955.27
                                                                        21,009.50    10.625%    09/01/2002         21,637.52
                                                                        22,723.74    10.000%    06/01/2002         23,205.57
                                                                        22,990.49     7.000%    04/01/2014         24,723.53
                                                                        23,062.02     7.500%    10/01/2013         22,400.10
                                                                        23,199.54     8.750%    11/01/2006         24,110.09
                                                                        23,551.24     8.375%    11/01/2001         23,621.45
                                                                        23,653.56     8.009%    01/01/2025         23,676.33
                                                                        23,672.10     7.875%    11/01/2014         23,452.86
                                                                        24,014.93     6.875%    04/01/2009         23,426.06
                                                                        24,333.32     6.625%    07/01/2023         23,039.76
                                                                        24,474.30    11.000%    07/01/2002         25,221.74
                                                                        25,075.78     6.875%    06/01/2008         25,411.54
                                                                        25,488.51     6.875%    12/01/2013         24,069.83
                                                                        26,930.69     8.000%    05/01/2009         27,713.55
                                                                        27,443.89     8.375%    02/01/2026         29,982.96
                                                                        27,792.55     7.750%    04/01/2011         27,421.48
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,684.98     9.000%    05/01/2012         27,436.20
                                                                        28,844.41     6.375%    11/01/2008         31,003.14
                                                                        29,029.99    11.750%    04/15/2002         29,034.50
                                                                        29,037.29    11.000%    08/01/2007         29,227.28
                                                                        29,322.25    11.750%    02/10/2002         29,371.19
                                                                        34,442.03    11.750%    01/01/2003         30,862.98
                                                                        29,955.32     6.750%    02/01/2009         29,259.91
                                                                        30,665.21    12.000%    07/01/2005         30,583.31
                                                                        30,684.76     7.375%    11/01/2025         31,033.95
                                                                        31,398.45     7.000%    06/01/2008         30,851.24
                                                                        32,354.67    11.750%    11/20/2004         32,471.11
                                                                        32,900.74     7.759%    05/01/2003         33,110.97
                                                                        33,692.66     7.125%    10/01/2010         33,075.16
                                                                        34,051.42     7.000%    12/01/2010         33,073.71
                                                                        34,082.00     6.625%    09/01/2023         32,243.25
                                                                        34,147.23     6.750%    05/01/2014         32,413.83
                                                                        34,767.81     7.000%    04/01/2008         34,787.62
                                                                        34,886.27     8.250%    02/01/2007         34,816.25
                                                                        34,780.22     8.009%    07/01/2015         35,009.71
                                                                        35,260.86     7.500%    09/01/2003         35,378.13
                                                                        35,817.42     6.375%    11/01/2008         34,926.62
                                                                        35,888.64     8.500%    05/01/2024         39,852.01
                                                                        36,164.45     6.250%    04/09/2012         32,166.87


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        36,567.58     6.250%    12/01/2013         33,795.94
CONFIDENTIAL                                                            37,092.53     6.875%    06/01/2008         36,485.88
------------                                                            37,340.28     7.125%    10/01/2010         36,820.90
This information has been omitted and                                   37,085.24     7.625%    11/01/2007         37,209.57
filed separately with the SEC.                                          37,575.43     7.000%    07/01/2010         36,527.22
                                                                        37,370.42     6.500%    05/01/2014         34,967.96
                                                                        37,699.49     7.884%    05/01/2008         37,702.43
                                                                        37,773.08     7.759%    04/01/2007         37,828.94
                                                                        38,107.59     6.875%    06/01/2008         37,819.09
                                                                        38,284.93     6.625%    11/01/2008         37,603.20
                                                                        39,248.18     7.759%    06/01/2003         39,498.97
                                                                        39,013.36     7.125%    01/01/2011         39,483.47
                                                                        39,827.43     6.375%    12/01/2013         39,872.86
                                                                        40,000.00    10.250%    03/15/2001         40,076.44
                                                                        40,396.08     7.500%    09/01/2011         39,813.75
                                                                        40,010.51     6.625%    08/01/2023         37,935.81
                                                                        40,367.31     8.250%    05/01/2007         41,310.87
                                                                        40,188.26     8.250%    01/01/2026         43,869.04
                                                                        40,492.49    11.750%    10/12/2000         40,691.07
                                                                        41,106.24     8.975%    05/01/2006         42,508.05
                                                                        40,952.23     6.250%    12/01/2013         37,865.19
                                                                        41,206.16     7.750%    06/01/2023         42,928.76
                                                                        41,471.57     8.500%    05/01/2003         42,095.88
                                                                        41,514.64    10.375%    10/01/2004         43,963.10
                                                                        42,182.30     7.500%    04/01/2011         42,085.17
                                                                        41,975.39     7.000%    05/01/2008         41,340.22
                                                                        41,939.14     7.759%    08/01/2008         42,057.16
                                                                        42,217.16     7.375%    11/01/2013         40,721.02
                                                                        42,581.09     8.500%    05/01/2024         46,887.50
                                                                        42,625.31     7.884%    07/01/2007         42,902.12
                                                                        42,959.75     9.250%    07/01/2006         45,157.94
                                                                        42,959.75     9.250%    07/01/2006         45,170.93
                                                                        43,309.62     7.250%    11/01/2007         42,907.65
                                                                        43,289.14     8.500%    04/01/2007         44,752.73
                                                                        43,823.14     9.500%    05/01/2007         46,350.56
                                                                        43,354.20     7.375%    04/01/2025         43,844.21
                                                                        43,621.60     6.750%    11/01/2012         42,501.58
                                                                        43,917.52     8.000%    12/01/2026         46,797.05
                                                                        43,776.54     7.759%    09/01/2003         44,056.26
                                                                        43,811.25     8.250%    01/01/2026         47,425.50
                                                                        44,189.04     7.884%    06/01/2008         44,251.13
                                                                        44,142.34    10.500%    10/15/2002         44,193.29
                                                                        44,602.72     7.884%    10/01/2007         44,517.44
                                                                        44,392.75     6.750%    08/01/2008         43,469.15
                                                                        44,388.54     8.500%    05/01/2003         45,056.78
                                                                        44,527.67     7.759%    05/01/2018         44,812.20
                                                                        44,589.16     6.750%    11/01/2013         42,392.94
                                                                        45,418.45    11.250%    05/01/2003         45,276.29
                                                                        45,395.54     8.875%    11/01/2026         52,370.00
                                                                        53,468.53     8.009%    02/01/2015         47,005.65
                                                                        45,602.96     6.500%    11/01/2013         42,758.05
                                                                        45,772.67     9.750%    06/09/2003         45,898.92
                                                                        46,358.48     7.750%    08/01/2011         46,060.97
                                                                        45,767.42     7.000%    11/01/2013         43,246.74
                                                                        45,768.07     7.000%    11/01/2013         43,247.31
                                                                        45,768.07     7.000%    11/01/2013         43,247.31
                                                                        46,065.77     8.500%    06/01/2009         48,023.62
                                                                        54,050.25     6.625%    09/01/2023         43,041.40
                                                                        46,325.33     6.375%    11/01/2008         44,566.35
                                                                        46,731.52    11.750%    08/30/2004         46,640.39
                                                                        47,185.77     6.375%    10/01/2013         43,950.90
                                                                        48,310.00     7.375%    06/01/2011         47,758.76
                                                                        47,694.24    11.000%    02/01/2005         51,180.20
                                                                        47,672.30    11.750%    05/18/2001         47,746.85
                                                                        48,174.46     6.375%    11/01/2008         46,350.82
                                                                        47,838.91     8.750%    06/01/2026         54,526.73
                                                                        48,234.55     6.875%    06/01/2008         47,695.47
                                                                        48,201.23     8.000%    12/01/2014         48,087.33
                                                                        48,300.00     8.009%    08/01/2024         48,619.09
                                                                        48,865.24     6.875%    01/01/2014         45,825.44
                                                                        49,534.06     7.000%    04/01/2008         48,766.76


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        49,577.47     7.750%    10/01/2011         50,523.40
CONFIDENTIAL                                                            49,409.13     6.625%    07/01/2023         46,754.91
------------                                                            49,654.69     6.625%    08/01/2023         46,987.73
This information has been omitted and                                   50,059.31     7.250%    10/01/2007         49,652.69
filed separately with the SEC.                                          50,012.10     7.250%    10/01/2007         49,709.55
                                                                        50,402.84     8.134%    04/01/2025         50,062.44
                                                                        49,998.53     7.375%    10/01/2007         49,929.74
                                                                        50,000.00    11.250%    12/22/2000         50,009.79
                                                                        50,517.13     8.134%    02/01/2025         49,945.50
                                                                        58,840.38     8.259%    11/01/2014         50,419.38
                                                                        50,098.35     7.250%    05/01/2014         47,929.74
                                                                        50,465.34     7.759%    08/01/2018         50,787.80
                                                                        51,367.96     9.125%    01/01/2007         53,727.96
                                                                        51,781.35     7.375%    04/01/2011         51,282.82
                                                                        51,781.35     7.375%    04/01/2011         51,323.17
                                                                        51,146.04     6.375%    04/01/2014         47,532.00
                                                                        51,287.93     7.759%    12/01/2016         51,284.03
                                                                        51,528.56     8.009%    03/01/2009         51,868.68
                                                                        51,791.91     6.875%    05/01/2008         50,925.51
                                                                        52,009.97     8.875%    11/01/2007         54,463.98
                                                                        52,109.72     7.750%    08/01/2008         52,744.92
                                                                        52,439.99     6.375%    10/01/2008         50,896.17
                                                                        52,409.31     7.000%    05/01/2008         51,736.25
                                                                        52,658.78    11.750%    04/29/2001         52,947.76
                                                                        52,785.73     8.250%    08/01/2008         54,363.77
                                                                        52,761.76     9.000%    06/01/2014         53,160.11
                                                                        52,901.71     7.759%    12/01/2017         53,239.85
                                                                        52,930.01     7.875%    02/01/2026         55,663.09
                                                                        53,237.96     6.500%    11/01/2008         51,714.09
                                                                        62,856.06     7.759%    01/01/2017         53,834.07
                                                                        53,462.47    10.000%    01/01/2006         55,640.76
                                                                        54,438.19     7.750%    04/01/2011         54,483.22
                                                                        53,838.46     6.375%    01/01/2014         50,976.55
                                                                        53,869.08     6.875%    11/01/2013         50,769.14
                                                                        54,994.65     7.875%    07/01/2011         53,913.97
                                                                        54,464.89     8.009%    02/01/2015         54,824.26
                                                                        54,740.61     7.500%    10/01/2007         54,826.17
                                                                        54,878.04     8.375%    03/01/2007         56,322.72
                                                                        54,650.81     9.750%    04/01/2025         67,248.28
                                                                        55,300.33     7.250%    12/01/2011         54,667.11
                                                                        54,904.02     7.759%    03/01/2018         55,194.07
                                                                        55,520.19     7.625%    08/01/2007         55,740.28
                                                                        55,305.69     6.875%    02/01/2014         51,866.11
                                                                        55,503.40     7.375%    01/01/2014         53,515.77
                                                                        57,383.71     7.125%    11/01/2007         55,732.67
                                                                        56,331.99     6.750%    12/01/2008         54,989.05
                                                                        56,975.57     8.000%    12/01/2007         57,932.79
                                                                        57,117.83     6.375%    11/01/2008         55,079.60
                                                                        57,282.63     7.000%    05/01/2008         56,531.16
                                                                        57,108.98    10.375%    03/01/2005         60,776.87
                                                                        57,931.60     7.375%    10/01/2007         57,881.23
                                                                        57,857.11     8.009%    07/01/2014         58,238.86
                                                                        58,929.60     6.875%    03/01/2011         57,203.47
                                                                        58,370.39     6.250%    11/01/2013         53,968.66
                                                                        58,822.30    10.500%    02/20/2003         59,371.13
                                                                        59,446.90     7.250%    11/01/2007         58,980.03
                                                                        59,490.45     7.000%    04/01/2026         58,260.90
                                                                        60,328.06     7.875%    05/01/2010         61,322.97
                                                                        61,039.86     8.375%    10/01/2010         63,851.86
                                                                        60,292.55     8.750%    05/01/2008         63,023.00
                                                                        60,760.07     7.884%    10/01/2009         60,579.72
                                                                        60,438.14     7.125%    03/01/2026         59,756.79
                                                                        61,629.74     8.009%    12/01/2023         61,093.56
                                                                        61,692.37     7.500%    05/01/2023         58,425.16
                                                                        61,344.57    10.750%    09/01/2007         61,384.71
                                                                        61,686.88     6.750%    12/01/2008         60,343.84
                                                                        62,203.66     8.375%    05/01/2007         63,339.84
                                                                        62,209.03     7.884%    10/01/2007         62,177.44
                                                                        62,811.70     6.500%    04/01/2011         59,675.46
                                                                        62,286.49     9.750%    03/01/2007         66,481.96
                                                                        62,728.09     6.750%    09/01/2010         60,995.50


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        62,804.42     7.125%    10/01/2010         61,808.51
CONFIDENTIAL                                                            62,745.81     8.009%    09/01/2008         62,643.07
------------                                                            62,407.75     7.875%    04/01/2024         65,616.69
This information has been omitted and                                   62,627.92     6.250%    03/01/2014         58,524.37
filed separately with the SEC.                                          62,890.45     6.750%    08/01/2008         61,588.00
                                                                        63,907.40     6.125%    11/01/2008         60,568.08
                                                                        63,482.53     7.500%    09/01/2007         63,697.09
                                                                        63,579.98     7.000%    05/01/2008         62,767.71
                                                                        63,579.94     6.500%    10/01/2013         59,634.02
                                                                        62,530.46     7.750%    04/01/2024         66,321.16
                                                                        63,753.55     7.759%    08/01/2017         64,160.92
                                                                        64,152.10     6.875%    09/01/2008         62,923.30
                                                                        64,617.40     8.259%    05/01/2009         64,467.71
                                                                        64,976.67     8.000%    03/01/2009         67,032.28
                                                                        64,781.72     6.875%    02/01/2014         60,732.58
                                                                        65,180.06     6.500%    10/01/2008         63,716.65
                                                                        65,000.00    11.250%    11/12/2001         65,215.85
                                                                        66,669.59     7.884%    06/01/2023         66,214.22
                                                                        65,867.25     7.759%    01/01/2018         66,216.35
                                                                        66,295.94     7.250%    12/01/2011         65,807.60
                                                                        65,814.00     7.500%    05/01/2026         67,303.62
                                                                        65,891.48     7.250%    04/01/2029         61,132.52
                                                                        66,151.36     8.375%    05/01/2015         67,328.11
                                                                        66,243.56     9.000%    05/01/2012         63,359.71
                                                                        67,273.70     8.259%    04/01/2009         66,964.69
                                                                        66,543.83     7.125%    04/01/2027         65,788.17
                                                                        66,549.90     6.750%    01/01/2014         64,144.91
                                                                        66,625.92     6.500%    03/01/2009         64,771.04
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        66,931.30     9.000%    05/01/2012         64,017.52
                                                                        67,751.59     9.000%    10/01/2009         70,389.25
                                                                        68,239.86     7.250%    12/01/2011         67,584.08
                                                                        68,636.19     7.750%    08/01/2007         69,281.84
                                                                        69,455.82     7.000%    12/01/2010         67,607.23
                                                                        68,564.19     6.250%    12/01/2013         63,367.38
                                                                        68,693.02     7.759%    07/01/2017         69,132.07
                                                                        69,419.70     8.250%    05/01/2007         71,243.60
                                                                        69,989.04     8.250%    04/01/2009         72,035.22
                                                                        69,550.40     8.250%    07/01/2006         71,292.41
                                                                        70,686.65     7.375%    04/01/2006         69,796.83
                                                                        69,876.85     9.500%    07/01/2006         73,876.88
                                                                        70,199.61     6.375%    10/01/2008         67,619.36
                                                                        70,000.00    10.750%    10/01/2001         70,442.94
                                                                        70,357.28     7.000%    05/01/2008         69,276.13
                                                                        70,241.33     7.875%    02/01/2014         69,130.84
                                                                        70,813.52     6.625%    04/01/2011         68,068.93
                                                                        70,581.86     7.000%    04/01/2008         69,608.46
                                                                        70,308.14     8.009%    04/01/2016         70,772.05
                                                                        70,887.46     7.500%    06/01/2006         71,016.77
                                                                        71,309.50     8.009%    09/01/2014         71,780.01
                                                                        71,944.29     7.884%    10/01/2007         71,911.12
                                                                        71,915.51     7.000%    06/01/2008         70,986.56
                                                                        72,255.91     6.875%    05/01/2008         70,945.04
                                                                        72,642.17     6.875%    11/01/2023         69,676.89
                                                                        72,102.06     8.259%    12/01/2014         72,592.82
                                                                        72,668.34     6.375%    11/01/2013         67,679.93
                                                                        72,693.84     6.000%    12/01/2013         66,272.21
                                                                        73,488.11     8.250%    04/01/2009         75,562.24
                                                                        73,131.06    11.250%    12/01/2001         73,582.43
                                                                        73,767.99     7.625%    11/01/2025         75,284.32
                                                                        72,922.86     7.759%    10/01/2017         73,388.83
                                                                        73,954.79     8.000%    02/01/2009         76,095.57
                                                                        73,257.06     6.875%    06/01/2008         72,018.92


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        73,132.67     6.375%    10/01/2013         69,578.81
CONFIDENTIAL                                                            73,853.79     8.259%    05/01/2009         73,687.42
------------                                                            73,996.33     8.750%    04/01/2008         79,175.43
This information has been omitted and                                   73,684.80     6.750%    02/01/2014         68,302.56
filed separately with the SEC.                                          73,492.21     6.750%    02/01/2029         67,266.97
                                                                        73,500.42     8.375%    06/01/2015         74,943.23
                                                                        75,711.48     7.750%    10/01/2025         77,715.03
                                                                        75,332.42     7.125%    07/01/2010         73,941.53
                                                                        74,829.20     6.000%    12/01/2013         68,185.53
                                                                        74,995.96     7.125%    05/01/2014         71,244.45
                                                                        76,247.17     7.750%    11/01/2010         76,813.85
                                                                        75,645.30     6.375%    02/01/2014         70,255.71
                                                                        75,776.70     8.625%    12/01/2024         76,315.58
                                                                        76,023.78     7.759%    03/01/2018         76,509.56
                                                                        77,044.95     8.375%    06/01/2011         80,105.54
                                                                        77,313.12     7.250%    11/01/2010         76,387.70
                                                                        77,152.65     7.375%    03/01/2014         74,243.57
                                                                        77,056.26     6.250%    11/01/2013         71,154.36
                                                                        78,255.06     6.750%    08/01/2010         75,558.99
                                                                        78,118.38     6.875%    08/01/2008         76,662.48
                                                                        79,008.22     6.750%    08/01/2010         76,090.03
                                                                        77,874.22     6.875%    01/01/2014         73,801.62
                                                                        78,989.74     7.884%    05/01/2008         78,708.69
                                                                        78,224.15     7.125%    03/01/2027         77,304.08
                                                                        78,268.00     8.625%    04/01/2025         78,824.60
                                                                        78,872.61     9.500%    03/01/2004         78,485.63
                                                                        78,904.61     6.375%    02/01/2014         73,734.99
                                                                        80,091.46     7.375%    05/01/2011         79,717.29
                                                                        79,869.18     7.125%    05/01/2014         75,656.48
                                                                        80,000.00     9.750%    03/24/2001         81,910.66
                                                                        80,335.06     6.625%    02/01/2009         78,255.39
                                                                        81,123.25     8.000%    12/01/2007         81,576.57
                                                                        80,145.16    10.750%    10/01/2016         98,893.80
                                                                        80,474.29     6.875%    04/01/2006         76,655.11
                                                                        80,479.05     7.125%    10/01/2027         79,522.53
                                                                        81,103.10     6.250%    01/01/2014         75,652.50
                                                                        81,067.46     7.759%    11/01/2017         81,061.30
                                                                        82,404.31     8.250%    08/01/2011         85,094.90
                                                                        81,293.24     9.750%    02/01/2001         81,933.25
                                                                        81,579.22     6.875%    03/01/2014         76,980.38
                                                                        82,080.14     7.250%    07/01/2008         81,606.46
                                                                        82,371.96     7.125%    08/01/2027         81,399.52
                                                                        83,565.33     7.375%    02/01/2014         81,637.78
                                                                        84,202.75     6.625%    11/01/2008         82,313.17
                                                                        85,115.57     8.375%    10/01/2010         88,422.02
                                                                        84,988.89     6.875%    06/01/2008         83,358.21
                                                                        84,506.82     7.759%    06/01/2018         85,046.81
                                                                        85,193.81     7.884%    08/01/2008         85,310.53
                                                                        86,123.08     6.875%    04/01/2011         83,737.34
                                                                        86,488.61     8.009%    01/01/2024         85,804.28
                                                                        85,571.04     7.750%    02/01/2008         86,564.08
                                                                        85,733.62     6.875%    03/01/2014         80,346.15
                                                                        87,466.83     7.000%    11/01/2010         85,532.82
                                                                        87,029.46     7.625%    11/01/2011         87,964.67
                                                                        87,985.65     7.375%    01/01/2026         87,613.11
                                                                        87,537.68     6.375%    12/01/2013         79,735.04
                                                                        90,400.04     7.125%    08/01/2025         86,314.34
                                                                        87,836.19     7.375%    09/01/2007         87,612.38
                                                                        87,356.14     6.500%    02/01/2014         81,850.49
                                                                        87,503.83     7.759%    01/01/2018         87,497.19
                                                                        87,711.30     7.000%    04/01/2024         85,831.10
                                                                        87,802.48     6.750%    03/01/2026         84,195.54
                                                                        88,408.49    11.500%    06/01/2007         88,751.99
                                                                        88,162.88     8.500%    03/01/2019         88,780.67
                                                                        88,852.91     6.250%    11/01/2013         82,152.46
                                                                        89,104.24     8.625%    04/01/2025         89,737.91
                                                                        89,854.08     7.884%    06/01/2007         89,692.43
                                                                        89,231.87     7.759%    02/01/2018         89,802.05
                                                                        89,593.61     7.759%    03/01/2018         89,961.75
                                                                        90,352.40     7.000%    04/01/2008         88,925.25
                                                                        90,825.88     7.125%    09/01/2027         89,759.14



Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        91,865.79     7.500%    01/01/2011         91,978.74
CONFIDENTIAL                                                            91,124.30     8.250%    07/01/2015         94,116.85
------------                                                            92,507.39     8.009%    02/01/2024         91,982.86
This information has been omitted and                                   91,396.19     7.875%    05/01/2026         96,627.66
filed separately with the SEC.                                          91,754.22     7.625%    08/01/2007         92,459.97
                                                                        91,455.53     6.875%    11/01/2013         85,824.26
                                                                        91,847.76     6.750%    02/01/2029         83,954.12
                                                                        92,789.72     7.875%    04/01/2024         96,953.54
                                                                        92,853.61     8.375%    10/01/2010         96,495.47
                                                                        93,282.36     8.134%    05/01/2025         92,876.87
                                                                        93,075.90     6.625%    04/01/2011         89,687.62
                                                                        92,971.30     6.875%    05/01/2008         91,428.05
                                                                        93,004.11     7.250%    05/01/2029         89,387.26
                                                                        93,048.28     8.009%    11/01/2017         93,662.23
                                                                        94,441.97     7.625%    11/01/2025         96,594.81
                                                                        93,527.30     7.875%    10/01/2024         94,648.49
                                                                        94,485.08     8.250%    04/01/2009         97,187.06
                                                                        93,743.24     7.125%    05/01/2014         89,054.00
                                                                        95,259.87     6.750%    09/01/2010         91,978.14
                                                                        94,040.00     8.125%    05/01/2015         95,204.57
                                                                        99,237.00     8.250%    07/12/2019        108,426.98
                                                                        94,954.00     6.375%    11/01/2008         92,023.41
                                                                        95,908.88     7.250%    08/01/2010         94,850.24
                                                                        96,270.29     8.259%    10/01/2025         95,795.70
                                                                        95,943.85     7.750%    10/01/2008         96,952.51
                                                                        95,310.40     6.875%    12/01/2028         88,441.74
                                                                        96,222.00     7.125%    05/01/2008         95,029.02
                                                                        96,209.30     7.375%    12/01/2014         93,957.21
                                                                        95,940.51     6.375%    02/01/2014         88,934.16
                                                                        97,662.23     7.375%    07/01/2013         97,324.36
                                                                        97,711.40     7.000%    10/01/2028         87,762.04
                                                                        97,173.58     7.250%    10/01/2007         96,910.75
                                                                        98,360.95     8.009%    07/01/2022         97,744.03
                                                                        98,196.46     7.884%    02/01/2008         98,052.21
                                                                        97,641.91     8.750%    09/01/2003         98,346.46
                                                                        97,868.73     7.625%    06/01/2015         97,531.33
                                                                        98,885.00     7.884%    04/01/2023         98,603.65
                                                                        98,292.05     8.375%    07/01/2015        100,041.90
                                                                        96,448.94     9.000%    06/01/2024         98,636.53
                                                                        99,190.36     6.625%    02/01/2009         96,264.12
                                                                        99,401.10     7.750%    08/01/2011        100,895.56
                                                                        98,991.77     6.875%    02/01/2029         95,097.30
                                                                        99,408.41     6.875%    03/01/2014         93,162.14
                                                                       100,649.05     7.125%    11/01/2010         99,481.52
                                                                       100,051.05     7.375%    04/01/2009        100,499.81
                                                                       101,135.67     8.134%    03/01/2025        100,806.23
                                                                       100,867.01     7.000%    05/01/2008         99,396.02
                                                                       101,063.82     6.375%    01/01/2014         94,028.46
                                                                       102,059.78     7.000%    06/01/2008        100,748.86
                                                                       103,279.65     7.250%    04/01/2011        102,079.42
                                                                       102,190.61     6.875%    04/01/2014         95,751.44
                                                                       102,195.40     6.875%    03/01/2014         95,756.04
                                                                       103,325.81     8.125%    09/01/2011        106,700.73
                                                                       102,927.13     6.375%    10/01/2008         99,473.86
                                                                       102,610.09     8.500%    05/01/2020        102,602.30
                                                                       103,386.59     6.875%    09/01/2008        101,583.42
                                                                       103,418.27    11.750%    10/30/2000        103,216.60
                                                                       103,756.28     7.875%    07/01/2024        104,429.29
                                                                       104,712.57     7.000%    04/01/2008        103,093.35
                                                                       104,117.94     8.250%    02/01/2025        104,825.85
                                                                       105,172.68     8.750%    07/01/2022        117,317.18
                                                                       104,318.92     7.125%    10/01/2027        103,089.91
                                                                       105,154.35     8.000%    09/01/2007        106,822.37
                                                                       122,957.68     7.625%    08/01/2024        106,002.88
                                                                       106,445.13     7.759%    10/01/2008        105,763.16
                                                                       106,353.40     7.884%    08/01/2023        105,854.91
                                                                       106,562.57     8.259%    11/01/2024        106,053.14
                                                                       105,940.04     6.375%    02/01/2014         98,851.87
                                                                       105,771.12     8.000%    06/01/2015        107,828.47
                                                                       106,757.11     8.000%    08/01/2011        109,908.80
                                                                       106,369.35     8.250%    09/01/2020        107,092.56




Schedule of Investments (continued)

                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       107,219.54     7.375%    09/01/2007        107,618.25
CONFIDENTIAL                                                           108,990.12     7.884%    04/01/2022        107,302.94
------------                                                           109,676.52     7.375%    09/01/2010        108,947.00
This information has been omitted and                                  109,349.86     7.000%    08/01/2010        107,213.97
filed separately with the SEC.                                         108,625.50     6.750%    11/01/2028         99,394.72
                                                                       108,695.80     6.875%    04/01/2014        101,805.28
                                                                       110,906.37     8.134%    04/01/2009        110,228.44
                                                                       110,007.35     7.125%    03/01/2029        100,614.20
                                                                       110,062.00     7.000%    10/01/2005        105,671.35
                                                                       112,688.99     8.250%    06/01/2025        120,678.93
                                                                       111,494.27     7.500%    02/01/2014        107,427.14
                                                                       111,230.74     7.875%    09/01/2011        114,119.74
                                                                       111,056.07     6.875%    03/01/2014        104,033.51
                                                                       112,176.31     7.500%    07/01/2023        113,395.03
                                                                       111,486.52     6.875%    03/01/2014        104,403.11
                                                                       113,286.46     8.259%    06/01/2025        112,220.55
                                                                       111,833.33     7.250%    11/01/2023        111,601.96
                                                                       112,190.16     6.000%    12/01/2013        102,132.14
                                                                       112,496.83     6.875%    11/01/2013        105,474.28
                                                                       113,288.68     8.375%    11/01/2024        114,070.73
                                                                       114,188.27     6.750%    03/01/2029        103,966.21
                                                                       115,003.57     9.625%    06/01/2021        135,205.39
                                                                       114,431.72     9.750%    06/09/2003        114,747.35
                                                                       114,353.45     7.759%    06/01/2018        115,084.15
                                                                       115,644.54     7.375%    11/01/2011        115,908.28
                                                                       115,413.16     7.759%    04/01/2018        116,150.71
                                                                       117,368.32     7.875%    09/01/2025        122,008.03
                                                                       117,525.24     7.884%    01/01/2009        117,003.06
                                                                       116,357.37     8.375%    06/01/2026        117,160.61
                                                                       117,337.90     7.500%    07/01/2027        116,462.02
                                                                       117,351.12    10.250%    10/15/2004        117,475.14
                                                                       117,049.44     7.125%    10/01/2027        115,658.47
                                                                       117,734.90     8.125%    06/01/2007        120,513.38
                                                                       117,644.60     8.125%    06/01/2007        120,539.83
                                                                       118,690.02     7.125%    10/01/2007        117,544.98
                                                                       118,631.66     6.000%    12/01/2013        107,585.48
                                                                       119,905.59     6.500%    03/01/2009        115,823.23
                                                                       119,420.28     6.875%    01/01/2014        112,015.50
                                                                       120,030.65     6.625%    02/01/2009        116,717.50
                                                                       120,000.00     7.100%    01/04/2001        120,306.12
                                                                       119,678.99     7.875%    10/01/2024        121,131.91
                                                                       120,682.77     7.500%    05/01/2023        120,011.91
                                                                       120,646.68     7.875%    08/01/2003        122,044.31
                                                                       121,015.24     6.500%    05/01/2014        113,127.60
                                                                       122,052.87     6.750%    12/01/2028        107,586.90
                                                                       121,796.55     7.000%    05/01/2014        114,885.22
                                                                       123,096.72     6.750%    03/01/2011        119,194.64
                                                                       122,900.98     6.250%    11/01/2013        113,208.63
                                                                       124,766.25     7.625%    10/01/2025        126,918.01
                                                                       122,888.88     6.875%    03/01/2014        118,235.41
                                                                       123,659.52     7.875%    11/01/2013        121,470.54
                                                                       124,839.72     7.500%    12/01/2025        125,494.08
                                                                       124,982.46    11.750%    05/01/2003        124,628.01
                                                                       125,040.33     6.375%    11/01/2008        120,799.29
                                                                       125,000.00    10.000%    02/21/2001        125,501.90
                                                                       126,126.69     8.000%    10/01/2025        133,158.10
                                                                       125,173.71     7.625%    01/01/2015        124,395.15
                                                                       124,744.35     6.875%    01/01/2029        115,632.58
                                                                       126,294.13     8.500%    02/01/2015        128,633.89
                                                                       126,146.04     8.000%    02/01/2015        125,686.13
                                                                       127,448.91     7.750%    03/01/2023        131,539.73
                                                                       127,038.56     6.375%    10/01/2013        118,003.43
                                                                       128,115.28     7.625%    08/01/2025        130,888.46
                                                                       128,090.68     7.875%    05/01/2026        133,883.88
                                                                       127,288.02     7.875%    05/01/2015        128,515.01
                                                                       129,000.00     6.500%    03/01/2008        125,109.30
                                                                       128,173.57     6.875%    03/01/2014        121,552.35
                                                                       129,686.67     7.750%    11/01/2006        130,927.95
                                                                       130,000.00    10.000%    06/01/2001        129,082.72
                                                                       130,074.35     6.875%    04/01/2009        127,712.96
                                                                       130,206.78     6.875%    04/01/2029        120,835.45




Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       131,627.90     7.884%    01/01/2009        131,086.04
CONFIDENTIAL                                                           130,565.64     6.875%    04/01/2014        122,121.70
------------                                                           132,044.62     7.375%    06/01/2010        131,057.41
This information has been omitted and                                  131,627.90     7.884%    01/01/2009        131,438.01
filed separately with the SEC.                                         132,735.45     7.750%    08/01/2008        134,723.58
                                                                       132,641.24     7.750%    11/01/2025        136,941.64
                                                                       132,120.70    11.500%    02/16/2003        132,190.10
                                                                       132,756.09     6.625%    05/01/2014        124,609.96
                                                                       134,844.23     7.625%    11/01/2025        136,817.51
                                                                       133,340.05     6.875%    04/01/2014        124,925.42
                                                                       134,008.52     8.000%    07/01/2015        136,650.76
                                                                       135,694.98     8.134%    09/01/2024        135,082.48
                                                                       135,260.69     7.125%    12/01/2023        132,830.73
                                                                       136,143.99     8.000%    10/01/2022        143,316.44
                                                                       136,511.26     7.000%    12/01/2022        132,356.91
                                                                       136,604.85     8.125%    11/01/2022        145,203.42
                                                                       136,072.19     7.750%    09/01/2024        137,752.99
                                                                       137,420.71     8.009%    05/01/2004        137,619.81
                                                                       136,882.44     6.000%    12/01/2013        124,695.42
                                                                       137,127.11     6.375%    03/01/2006        127,626.41
                                                                       137,172.09     6.875%    12/01/2013        128,726.31
                                                                       137,250.15     6.375%    12/01/2013        127,709.76
                                                                       138,797.30     7.250%    08/01/2023        137,892.20
                                                                       138,841.74     6.000%    12/01/2013        129,007.86
                                                                       139,038.64     7.625%    10/01/2013        134,555.40
                                                                       139,489.28     6.375%    04/01/2014        129,217.34
                                                                       139,321.95     8.125%    01/01/2015        139,992.90
                                                                       141,005.98     7.875%    07/01/2026        139,372.64
                                                                       140,438.71     6.875%    05/01/2014        130,649.96
                                                                       140,001.73     7.000%    04/01/2014        131,832.31
                                                                       140,285.34     7.875%    10/01/2024        141,549.39
                                                                       142,815.12    10.250%    12/01/2019        174,190.43
                                                                       142,260.47     6.875%    02/01/2029        131,819.94
                                                                       142,084.65     9.500%    06/01/2009        160,995.48
                                                                       143,400.67     6.875%    04/01/2014        137,237.90
                                                                       143,796.51     6.625%    03/01/2014        131,954.81
                                                                       143,448.84     9.000%    05/01/2012        137,203.95
                                                                       169,269.30     9.250%    10/01/2019        144,323.88
                                                                       144,639.79     7.375%    08/01/2023        144,905.11
                                                                       144,184.70     8.625%    06/01/2015        150,608.95
                                                                       145,491.20     7.625%    06/01/2011        146,011.92
                                                                       144,513.50     8.125%    09/01/2016        152,731.38
                                                                       144,909.84     6.625%    05/01/2014        136,513.09
                                                                       145,069.55     8.000%    01/01/2015        147,852.08
                                                                       146,767.66     8.009%    10/01/2024        146,097.21
                                                                       145,236.35     6.625%    10/01/2013        137,093.82
                                                                       147,582.40     8.009%    11/01/2023        146,945.03
                                                                       146,033.12     6.000%    12/01/2013        130,421.51
                                                                       146,382.53     7.759%    11/01/2018        147,318.00
                                                                       148,864.94     7.375%    01/01/2026        148,762.37
                                                                       148,643.88     6.875%    04/01/2014        138,982.90
                                                                       150,172.70     7.000%    11/01/2023        145,829.81
                                                                       150,000.00    11.000%    06/01/2001        150,981.45
                                                                       151,657.95     9.375%    08/01/2009        169,321.34
                                                                       150,617.94     7.759%    09/01/2006        150,006.82
                                                                       148,938.04     9.000%    08/01/2024        153,542.31
                                                                       152,259.04     7.000%    10/01/2013        143,727.81
                                                                       153,447.24     7.500%    11/01/2029        150,258.95
                                                                       155,593.07     8.375%    04/01/2011        165,259.37
                                                                       154,482.29     8.000%    01/01/2015        153,762.01
                                                                       154,753.07     8.125%    07/01/2015        158,594.93
                                                                       155,687.46     6.500%    12/01/2013        145,925.34
                                                                       157,112.08     8.375%    01/01/2007        158,154.56
                                                                       156,257.24     8.125%    04/01/2015        157,020.24
                                                                       156,420.07     7.759%    12/01/2017        157,419.57
                                                                       157,424.60     6.625%    11/01/2028        141,474.53
                                                                       158,984.29    11.500%    11/05/2006        157,537.95
                                                                       158,154.58     6.250%    02/01/2014        147,531.71
                                                                       158,856.05     7.250%    01/01/2011        157,474.60
                                                                       157,998.39     6.625%    05/01/2014        148,783.86
                                                                       159,789.67     8.134%    03/01/2025        159,517.08




Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       161,032.22     7.500%    01/01/2026        162,658.24
CONFIDENTIAL                                                           161,223.64     7.125%    04/01/2029        151,514.34
------------                                                           163,577.56     8.259%    12/01/2025        162,868.96
This information has been omitted and                                  163,176.45     7.884%    07/01/2007        162,389.17
filed separately with the SEC.                                         163,268.02     6.250%    05/01/2014        149,808.06
                                                                       163,203.88     8.000%    01/01/2015        162,492.80
                                                                       163,715.31     6.125%    11/01/2013        149,710.98
                                                                       163,283.44     6.375%    02/01/2014        151,791.84
                                                                       164,756.44     8.384%    06/01/2010        164,523.89
                                                                       163,646.67     6.625%    10/01/2013        154,308.23
                                                                       164,165.47    10.500%    08/05/2004        165,096.11
                                                                       164,806.71     7.625%    10/01/2011        165,596.55
                                                                       164,888.97     6.750%    05/01/2014        155,730.26
                                                                       165,239.95     6.875%    01/01/2014        154,531.63
                                                                       166,414.21     6.750%    02/01/2029        151,518.22
                                                                       167,751.52     6.750%    05/01/2014        158,273.77
                                                                       169,116.40     8.875%    03/01/2030        187,317.63
                                                                       168,483.48     7.884%    09/01/2022        168,551.72
                                                                       169,332.28     6.250%    05/01/2014        154,727.96
                                                                       168,727.65     6.500%    04/26/2012        154,011.71
                                                                       169,419.77     8.375%    03/01/2030        180,969.02
                                                                       172,077.06     9.000%    05/01/2012        164,585.87
                                                                       172,051.95     6.875%    03/01/2006        163,754.59
                                                                       172,505.30     8.375%    06/01/2015        175,834.42
                                                                       173,591.13     7.000%    04/01/2014        163,304.76
                                                                       173,542.13     6.250%    12/01/2013        160,135.87
                                                                       175,000.00    11.000%    04/01/2001        176,086.22
                                                                       175,000.00    11.250%    12/27/2000        178,096.77
                                                                       176,211.01     7.000%    12/01/2028        165,320.02
                                                                       177,911.87     6.875%    11/01/2023        171,053.10
                                                                       177,544.78    15.000%    08/01/2001        180,481.52
                                                                       177,972.07     6.500%    04/01/2014        166,124.24
                                                                       177,806.31     6.750%    11/01/2028        162,721.17
                                                                       179,903.92     7.884%    02/01/2008        178,484.52
                                                                       180,491.39     7.884%    02/01/2023        180,002.42
                                                                       180,822.38    11.250%    10/15/2004        179,506.67
                                                                       184,048.95     6.000%    02/01/2014        165,000.82
                                                                       182,441.08     8.009%    05/01/2022        182,957.97
                                                                       182,305.80     6.625%    05/01/2014        171,474.17
                                                                       182,809.76     7.759%    02/01/2018        183,977.89
                                                                       183,640.41     6.875%    12/01/2013        172,275.96
                                                                       185,549.18     7.375%    11/01/2025        185,697.26
                                                                       184,398.11     6.875%    12/01/2013        172,380.04
                                                                       186,600.79     6.875%    01/01/2014        175,086.59
                                                                       186,775.93     7.759%    03/01/2018        187,969.40
                                                                       187,274.76     6.375%    01/01/2014        175,498.11
                                                                       190,704.03     7.375%    07/01/2025        189,815.64
                                                                       188,504.67     7.125%    09/01/2027        186,287.18
                                                                       191,833.34     7.375%    12/01/2025        191,675.95
                                                                       192,060.06     7.875%    04/01/2027        192,577.59
                                                                       193,519.20     8.500%    04/01/2015        196,746.95
                                                                       192,097.30     7.875%    11/01/2014        189,892.00
                                                                       193,505.10     6.875%    01/01/2014        180,914.95
                                                                       194,603.91    11.750%    07/27/2002        194,110.61
                                                                       193,946.96     7.000%    01/01/2029        181,315.30
                                                                       195,303.64     6.875%    10/01/2028        179,980.31
                                                                       196,282.62     9.375%    02/01/2007        208,385.49
                                                                       197,620.86     7.125%    05/01/2014        187,050.48
                                                                       197,994.06     8.375%    03/01/2015        201,191.05
                                                                       199,499.99     8.250%    06/01/2015        201,755.11
                                                                       199,943.22    11.250%    02/01/2001        201,231.33
                                                                       201,471.62     7.500%    10/01/2008        203,020.20
                                                                       202,250.21     8.375%    05/01/2015        205,506.36
                                                                       203,056.65     6.875%    04/01/2014        190,355.16
                                                                       206,546.23     6.250%    02/01/2014        189,433.90
                                                                       205,983.21     9.750%    06/09/2003        206,551.37
                                                                       206,904.57     6.875%    01/01/2014        193,505.17
                                                                       207,729.68     8.500%    09/01/2011        215,159.03
                                                                       207,705.34     6.375%    12/01/2013        192,946.55
                                                                       209,223.16    11.750%    04/15/2004        208,533.72
                                                                       213,364.61     8.875%    06/01/2015        207,772.58



Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       212,525.03     6.875%    03/01/2014        198,438.23
CONFIDENTIAL                                                           213,283.07     6.375%    03/01/2014        198,075.45
------------                                                           215,267.36     6.875%    12/01/2013        194,906.91
This information has been omitted and                                  213,448.22     8.000%    03/01/2015        217,561.73
filed separately with the SEC.                                         251,885.89    11.250%    04/02/2002        218,719.59
                                                                       220,581.39     6.875%    02/01/2029        203,581.45
                                                                       222,292.60     6.625%    05/01/2014        208,835.73
                                                                       222,976.67     6.875%    03/01/2014        208,165.95
                                                                       223,912.54     8.384%    06/01/2010        223,811.00
                                                                       225,000.00    11.500%    06/30/2001        226,640.93
                                                                       226,880.71     7.000%    05/01/2014        213,409.16
                                                                       229,343.11     8.009%    10/01/2024        229,627.56
                                                                       229,513.22     6.875%    02/01/2014        214,323.71
                                                                       230,000.00    11.250%    05/01/2001        231,632.54
                                                                       230,731.64     6.625%    04/01/2014        212,689.96
                                                                       231,140.70     7.125%    05/01/2014        219,275.46
                                                                       231,358.78     6.875%    03/01/2014        216,787.03
                                                                       234,494.04     7.000%    10/01/2028        218,058.42
                                                                       234,508.31     8.375%    03/01/2015        238,187.09
                                                                       235,483.68     6.500%    03/01/2014        241,446.25
                                                                       240,286.59     9.500%    11/01/2006        262,044.89
                                                                       239,250.19     7.884%    01/01/2022        239,464.56
                                                                       239,040.67     9.000%    05/01/2012        228,634.27
                                                                       239,065.78     8.250%    06/01/2007        245,226.35
                                                                       238,782.61     7.759%    03/01/2007        240,258.80
                                                                       239,703.86     7.750%    12/01/2014        235,353.13
                                                                       242,664.03     7.875%    01/01/2015        239,121.16
                                                                       243,738.25     8.750%    03/01/2015        251,751.74
                                                                       243,220.86     8.375%    08/01/2015        247,068.21
                                                                       244,390.09     7.759%    06/01/2018        245,951.71
                                                                       246,455.47     8.250%    06/01/2030        258,331.97
                                                                       246,045.66     7.884%    06/01/2021        245,853.50
                                                                       250,000.00    11.250%    05/12/2001        250,830.20
                                                                       251,788.63     8.625%    06/01/2030        275,251.96
                                                                       252,791.91     6.875%    05/01/2014        236,443.26
                                                                       266,373.56     8.250%    09/01/2020        254,886.20
                                                                       253,700.98     7.759%    11/01/2017        253,681.70
                                                                       254,740.80    11.000%    11/03/2006        256,174.05
                                                                       256,520.41     7.125%    03/01/2024        252,924.88
                                                                       258,176.76    11.250%    09/01/2002        256,936.91
                                                                       257,291.57     8.009%    06/01/2008        258,989.23
                                                                       259,198.41    11.750%    02/10/2002        259,280.87
                                                                       259,680.32     7.884%    02/01/2008        259,474.13
                                                                       262,668.27     7.500%    07/01/2008        261,422.76
                                                                       261,835.68    10.500%    04/09/2002        261,222.09
                                                                       263,091.44    11.500%    06/06/2005        263,434.63
                                                                       268,738.42     9.000%    05/01/2012        257,034.59
                                                                       268,392.65     7.375%    11/01/2013        255,029.34
                                                                       273,765.28     7.125%    10/01/2013        259,424.16
                                                                       274,191.83     6.875%    04/01/2014        255,743.86
                                                                       275,929.78     7.125%    12/01/2013        261,324.25
                                                                       275,947.57     8.125%    07/01/2015        276,417.84
                                                                       277,671.82     6.875%    02/01/2014        259,160.57
                                                                       277,201.92     8.009%    09/01/2009        278,373.16
                                                                       277,797.74     9.000%    06/01/2015        297,874.61
                                                                       281,517.78     7.500%    07/01/2026        281,057.55
                                                                       282,000.00     9.750%    10/15/2001        282,477.23
                                                                       281,837.55     8.125%    10/01/2016        297,931.00
                                                                       285,141.50     7.625%    03/01/2026        291,623.51
                                                                       285,056.38     7.750%    02/01/2015        279,355.03
                                                                       285,745.62    10.500%    12/01/2001        287,579.73
                                                                       288,719.89     7.884%    11/01/2007        289,690.11
                                                                       288,873.04    15.000%    10/01/2002        302,521.38
                                                                       290,632.26     7.125%    05/01/2014        274,843.98
                                                                       292,417.25     8.500%    06/01/2011        314,603.42
                                                                       290,385.95     6.875%    01/01/2014        271,711.36
                                                                       290,971.55     7.875%    02/01/2015        287,225.18
                                                                       290,400.73     7.500%    10/01/2005        284,455.07
                                                                       293,402.01     9.625%    11/01/2006        321,780.02
                                                                       293,937.28     7.000%    05/01/2014        279,906.20
                                                                       300,000.00    10.500%    06/01/2001        301,236.06




Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       300,000.00    10.500%    08/22/2001        299,996.23
CONFIDENTIAL                                                           301,640.48     8.500%    04/01/2015        300,063.69
------------                                                           301,990.29     9.750%    11/15/2004        301,596.42
This information has been omitted and                                  305,304.43     6.875%    12/01/2013        285,736.51
filed separately with the SEC.                                         306,997.64     7.250%    01/01/2014        287,663.57
                                                                       360,145.26    11.250%    04/02/2002        316,094.20
                                                                       308,361.59    10.000%    06/01/2003        309,321.05
                                                                       307,180.65     8.625%    09/14/2010        308,408.42
                                                                       309,959.23    11.000%    06/10/2004        311,033.02
                                                                       314,832.71     7.375%    04/01/2014        297,695.62
                                                                       315,291.09     7.759%    07/01/2021        315,503.25
                                                                       316,679.17     8.009%    06/01/2008        315,646.33
                                                                       315,913.57     6.750%    02/01/2014        292,444.21
                                                                       320,219.92     8.375%    05/01/2007        323,841.23
                                                                       320,283.88     7.875%    12/01/2006        316,682.65
                                                                       322,508.61     7.884%    08/01/2023        324,603.04
                                                                       327,975.03     8.375%    06/01/2015        332,703.05
                                                                       329,741.97     7.625%    03/01/2029        315,655.33
                                                                       330,570.59     8.750%    07/24/2010        331,107.90
                                                                       331,615.27     8.125%    06/01/2015        333,208.58
                                                                       333,759.94     9.750%    11/15/2004        333,324.64
                                                                       336,726.25    11.500%    03/20/2004        335,498.07
                                                                       340,000.00    10.500%    10/17/2001        340,412.82
                                                                       340,426.35     6.625%    02/01/2014        320,393.24
                                                                       349,358.86    11.750%    10/30/2000        355,440.82
                                                                       355,850.30     7.375%    03/01/2011        355,173.27
                                                                       357,076.81    11.000%    10/25/2000        357,211.35
                                                                       358,991.06     8.009%    08/01/2009        358,848.45
                                                                       358,598.78     7.125%    05/01/2006        345,028.61
                                                                       363,952.29     6.875%    12/01/2013        341,438.18
                                                                       370,000.00    10.500%    07/31/2001        373,045.62
                                                                       385,643.73     6.875%    12/01/2013        360,763.77
                                                                       386,342.00    16.000%    07/01/2001        392,857.40
                                                                       387,858.54     7.750%    02/01/2015        380,294.18
                                                                       417,314.22    10.500%    03/08/2001        403,592.08
                                                                       398,012.25     7.000%    10/21/2002        396,452.78
                                                                       400,000.00    10.000%    06/01/2001        399,600.98
                                                                       400,000.00     7.450%    10/16/2001        400,734.48
                                                                       403,726.88     7.250%    12/01/2013        379,063.93
                                                                       404,260.72     8.375%    05/01/2015        411,033.92
                                                                       412,616.88     8.009%    08/01/2009        412,722.44
                                                                       437,253.81     7.375%    12/01/2028        409,659.47
                                                                       441,011.65     8.375%    05/01/2015        448,327.76
                                                                       445,386.32     8.750%    03/01/2007        458,820.48
                                                                       451,000.00    11.750%    06/20/2001        451,445.35
                                                                       518,062.99    11.750%    08/01/2001        372,585.86
                                                                       466,814.46     7.000%    05/01/2006        446,016.92
                                                                       480,087.51     7.750%    11/01/2008        487,584.07
                                                                       483,000.00     9.500%    01/01/2002        494,231.53
                                                                       506,424.65     8.250%    03/01/2015        510,365.01
                                                                       512,000.27    11.500%    02/14/2002        512,863.04
                                                                       513,323.46     7.000%    04/01/2014        482,751.72
                                                                       519,219.29     9.125%    12/01/2002        510,562.64
                                                                       549,103.19     6.500%    04/01/2014        501,821.95
                                                                       556,247.09     6.625%    05/01/2014        511,795.92
                                                                       565,357.26     7.000%    12/01/2028        510,699.09
                                                                       578,792.67    11.500%    08/20/2007        573,502.06
                                                                       600,000.00     9.750%    03/01/2001        603,279.97
                                                                       603,217.84     7.875%    04/01/2015        593,170.64
                                                                       713,819.50     6.625%    03/01/2014        173,158.14
                                                                       627,489.00     6.800%    03/20/2001        625,557.90
                                                                       638,388.18     7.375%    02/01/2014        604,584.64
                                                                       650,000.00     6.350%    12/20/2000        649,449.29
                                                                       669,413.79     9.500%    12/15/2000        677,027.27
                                                                       685,950.54     7.000%    01/01/2014        621,758.38
                                                                       683,704.74     6.875%    02/01/2014        637,182.86
                                                                       684,633.21     7.000%    11/01/2028        620,774.05
                                                                       693,937.71     6.875%    05/01/2006        658,504.45
                                                                       695,590.77     7.125%    10/01/2005        669,644.08
                                                                       697,976.01     6.500%    04/01/2014        639,215.26
                                                                       740,884.63    11.000%    02/01/2001        745,670.73


Schedule of Investments (continued)


                                                                       Loan       Interest
          Customer Name                                                 Balance     Rate       Maturity               Fair value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       786,361.69     8.375%    06/01/2015        798,882.29
CONFIDENTIAL                                                           809,405.28    10.000%    10/26/2004        808,043.94
------------                                                           818,688.58    11.000%    11/20/2003        819,303.89
This information has been omitted and                                  842,290.30     8.000%    11/01/2029        835,852.58
filed separately with the SEC.                                         885,718.66     7.250%    05/01/2029        817,676.59
                                                                     1,190,259.80*   11.250%    01/31/2001        487,444.52
                                                                       940,000.00    10.500%    01/09/2001        943,552.38
                                                                       959,084.44    10.750%    05/15/2001        959,688.38
                                                                       968,707.46     8.770%    11/22/2003        940,282.60
                                                                       965,553.22    10.500%    01/05/2001        970,328.91
                                                                       993,432.22     8.250%    02/01/2030      1,008,902.49
                                                                     1,011,153.41     6.875%    05/01/2014        943,247.31
                                                                     1,011,792.80     8.625%    04/01/2015      1,042,510.90
                                                                     1,131,503.74     7.910%    07/01/2003      1,100,191.70
                                                                     1,175,000.00     9.500%    10/04/2001      1,180,240.12
                                                                     1,190,000.00    10.750%    08/31/2001      1,197,733.05
                                                                     1,210,351.20     9.540%    06/01/2003      1,203,816.86
                                                                     1,429,493.51     7.500%    12/01/2006      1,386,412.52
                                                                     1,485,000.00    10.250%    06/30/2001      1,485,588.61
                                                                     1,493,020.02     9.170%    08/23/2003      1,469,383.02
                                                                     1,500,000.00     9.500%    10/01/2001      1,507,877.00
                                                                     1,574,938.89    10.000%    08/20/2017      1,562,496.12
                                                                     1,563,435.49     8.500%    12/01/2005      1,490,977.74
                                                                     1,579,189.62    10.000%    12/01/2002      1,580,569.81
                                                                     2,000,000.00     7.200%    04/18/2001      1,996,375.84
                                                                     2,000,000.00     9.500%    11/21/2001      2,015,780.46
                                                                     2,033,237.25    10.000%    12/20/2003      2,051,057.16
                                                                     2,300,000.00    10.250%    03/27/2001      2,294,964.07
                                                                     2,400,000.00     9.500%    01/16/2001      2,422,103.22
                                                                     2,500,000.00     6.700%    09/01/2001      2,490,076.77
                                                                     2,550,000.00    10.250%    01/30/2001      2,565,763.83
                                                                     2,700,000.00     9.875%    05/01/2001      2,714,318.09
                                                                     3,004,004.76    10.500%    03/21/2001      3,028,382.65
                                                                     3,272,160.52    10.250%    06/30/2001      3,264,678.19
                                                                     4,051,637.86     7.650%    12/15/2006      4,133,869.63
                                                                     4,906,430.00     7.650%    12/15/2006      5,004,587.39
                                                                     5,000,000.00     6.450%    02/03/2001      4,983,655.29
                                                                     6,600,000.00     9.750%    01/31/2001      6,634,000.48
                                                                     7,352,850.00     8.420%    07/15/2004      7,321,346.41
                                                                     7,800,000.00     9.500%    07/10/2001      7,822,470.85
                                                                     8,599,750.00     9.750%    12/01/2004      8,646,761.53
                                                                ------------------                          ----------------
Cathay Special Holdings, LLC-4  (16.26%) (cost $203,333,636.73)     204,824,651.28                             201,646,229.96
                                                                ==================                          ================

------------------------------------------------------------------------------------------------------------------------------------

                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
CATHAY SECURITIES FUND, INC.

FHLB CALLABLE NOTES

FHLB callable notes                                   10,000,000.00      10,000,000.00    5.590%  02/26/2004        9,948,600.00
                                                      --------------------------------                              ------------
Total FHLB Callable Notes (0.80%)                     10,000,000.00      10,000,000.00                              9,948,600.00

MUNICIPAL BONDS

Irvine Calif                                              50,000.00          50,225.00    7.000%  01/01/2001           50,002.50
Cleburne Tex                                             100,000.00          99,985.32    4.400%  02/01/2001          100,012.00
Kaufman Tex Indpt                                        100,000.00          99,975.44    5.100%  02/01/2001          100,073.00
Iroquouis SD Pa                                          225,000.00         225,000.00    5.000%  02/01/2001          225,144.00
Winnebago Boone                                          500,000.00         499,502.36    7.250%  02/01/2001          501,300.00
Virginia Minn Indpt                                      155,000.00         155,071.72    4.500%  04/01/2001          155,179.80
Neenah Wis Prom Nts                                      250,000.00         249,869.64    4.350%  05/01/2001          250,050.00
West Harris Cnty Tex                                     155,000.00         154,939.13    4.250%  06/01/2001          155,141.05
Alamo Hgts Tex                                           100,000.00          99,977.09    4.300%  07/01/2001          100,140.00
Carson City Nev                                          200,000.00         199,954.25    4.400%  07/01/2001          200,380.00
Yavapai Cnty                                             200,000.00         200,000.00    4.600%  07/01/2001          200,578.00
Maricopa Cnty                                            150,000.00         150,695.15    5.875%  07/01/2001          151,381.50
League City Tex                                          160,000.00         159,901.32    5.100%  08/15/2001          161,043.20
South Shore Hbr Mun                                      100,000.00          99,961.69    6.400%  09/01/2001          101,540.00
Eastern York SD                                          115,000.00         114,962.90    5.000%  10/01/2001          115,083.95
Little Egg Hbr Nt                                        100,000.00         100,290.98    5.600%  10/01/2001          101,142.00
Thurston Cnty Wash                                       110,000.00         110,000.00    4.200%  12/01/2001          110,146.30
Mason & Kitsap Cntys                                     200,000.00         200,000.00    4.550%  12/01/2001          200,892.00
Kitsap Cnty Wash                                         150,000.00         150,693.16    7.125%  12/01/2001          154,129.50
Rockford Minn Indpt                                      165,000.00         165,570.10    4.900%  12/15/2001          166,310.10
Redwood Falls Minn                                       100,000.00         100,557.70    4.500%  04/01/2002          101,267.00
Virginia Minn Indpt                                      170,000.00         170,182.28    6.000%  04/01/2002          170,918.00
Lyon Cnty Nev                                            370,000.00         370,000.00    5.100%  04/01/2002          371,820.40
Ballard Iowa Cmnty                                       155,000.00         156,124.61    8.000%  06/01/2002          157,546.65
Alamo Hgts Tex                                           100,000.00          99,933.10    4.450%  07/01/2002          100,573.00
South Shore Hbr Mun                                      100,000.00          99,922.92    6.500%  09/01/2002          101,605.00
Dedham-Westwood Wtr                                      220,000.00         220,000.00    5.900%  11/15/2002          227,711.00
Mason & Kitsap Cntys                                     200,000.00         200,000.00    4.700%  12/01/2002          202,310.00
Rockford Minn Indpt                                      180,000.00         180,619.80    4.900%  12/15/2002          182,795.40
Hutto Tex Indpt                                          100,000.00         100,000.00    5.050%  02/01/2003          101,925.00
Lewisville Tx                                            355,000.00         355,000.00    6.300%  02/15/2003          355,944.30
Glendale Ca.                                              30,000.00          29,982.15    6.300%  05/01/2003           30,054.60
West Harris Cnty Tex                                     110,000.00         109,810.91    6.100%  06/01/2003          111,188.00
Eldora Iowa Cmnty                                        235,000.00         235,000.00    4.550%  06/01/2003          241,568.25
Spencer Rd Pub Util                                      100,000.00          99,779.61    4.500%  07/01/2003          100,548.00
Shreveport LA                                            500,000.00         500,000.00    8.750%  07/01/2003          501,935.00
Baytown Tex                                              260,000.00         260,000.00    6.200%  02/01/2004          260,439.40
Elk River Minn                                           200,000.00         200,356.14    5.600%  02/01/2004          206,020.00
Elmhurst Ill.                                            510,000.00         504,209.72    5.600%  03/01/2004          511,382.10
Campbellsport Wisc                                       135,000.00         135,429.82    5.800%  03/15/2004          137,768.85
Ballard Iowa Cmnty                                       180,000.00         180,000.00    6.300%  06/01/2004          181,690.20
Spencer Rd Pub Util                                      100,000.00          99,548.92    4.600%  07/01/2004          100,611.00
El Centro Ca.                                            125,000.00         127,282.59    5.900%  08/01/2004          132,380.00
Morehead St                                              340,000.00         339,495.43    6.000%  11/01/2004          351,876.20
Dedham-Westwood Wtr                                      250,000.00         250,000.00    6.150%  11/15/2004          259,297.50
La Porte Texas                                           150,000.00         149,460.03    5.150%  03/15/2005          151,876.50
Crandon Sch Dist Wis Forest                              310,000.00         310,000.00    4.700%  03/15/2005          316,745.60
Pepin Wisc Area Sch                                      500,000.00         501,487.45    5.450%  04/01/2005          514,685.00
Posen Michigan Cons Sch                                  125,000.00         127,229.72    6.700%  05/01/2005          133,958.75
Sheridan Cnty Wy                                         110,000.00         110,417.84    5.100%  06/01/2005          114,226.20
Spencer Rd Pub Util                                      100,000.00          99,624.19    4.800%  07/01/2005          100,892.00
Shreveport La                                            500,000.00         493,129.04    8.100%  07/01/2005          501,665.00
El Centro Ca.                                            130,000.00         132,208.44    5.900%  08/01/2005          137,657.00
Monroe CPunty                                            100,000.00          99,404.62    4.850%  09/15/2005          100,053.00
Wilmette Ill Pk Dist                                     175,000.00         175,000.00    6.000%  11/01/2005          189,017.50
Parker Colorado Fire                                     170,000.00         170,700.57    5.100%  11/15/2005          177,014.20
Clark Cnty Wash                                          235,000.00         232,583.86    4.400%  12/01/2005          235,831.90
Neenah Wi Wtr                                            125,000.00         126,211.65    5.625%  12/01/2005          130,185.00
Cook Cnty Ill                                            500,000.00         502,030.53    5.600%  12/01/2005          531,815.00
New London Conn                                          275,000.00         273,872.17    4.800%  12/15/2005          280,629.25
Batavia Ill                                              130,000.00         130,174.63    5.625%  01/01/2006          133,818.10
La Porte Tx                                              145,000.00         144,373.46    5.250%  03/15/2006          146,974.90
Crandon Sch Dist Wis Forest                              320,000.00         319,247.32    4.700%  03/15/2006          327,939.20
Hazelton Pennsylvania                                    120,000.00         120,528.63    6.000%  04/01/2006          122,828.40



                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
Harris Cnty, TX                                          195,000.00         195,000.00    5.150%  04/01/2006          203,404.50
Cypress Forest Pub                                       415,000.00         415,000.00    5.250%  04/01/2006          423,972.30
Posen Michigan Cons Sch                                  130,000.00         132,211.06    5.450%  05/01/2006          139,302.80
Harris Cnty Texas                                        100,000.00          99,215.00    5.500%  05/01/2006          104,082.00
First Colony Mun                                         130,000.00         130,000.00    6.300%  05/01/2006          136,905.60
Cassopolis Michigan                                      290,000.00         290,000.00    6.700%  05/01/2006          314,754.40
Sheridan Cnty Wy                                         115,000.00         115,435.37    5.200%  06/01/2006          119,769.05
Central Lyon Cmnty                                       205,000.00         209,994.49    5.500%  06/01/2006          218,074.90
Southeastern Cmnty                                       190,000.00         193,036.32    5.750%  07/01/2006          204,588.20
La Joya Texas                                            200,000.00         199,067.56    4.700%  08/01/2006          201,152.00
Brawley Calif                                            100,000.00         102,015.33    5.900%  08/01/2006          109,486.00
El Centro Ca.                                            140,000.00         141,868.42    6.100%  08/01/2006          149,891.00
Highland Village Tex                                     155,000.00         154,635.68    5.600%  08/15/2006          160,716.40
Chambers County                                          100,000.00          99,762.11    5.250%  09/01/2006          103,678.00
Harris Cnty, TX                                          505,000.00         505,000.00    5.050%  09/01/2006          523,447.65
Monroe CPunty                                            100,000.00          99,530.06    5.000%  09/15/2006          100,069.00
Brookhaven Mississippi                                   150,000.00         150,000.00    5.800%  11/01/2006          157,335.00
Shutesbury Massachusetts                                 110,000.00         110,000.00    6.000%  11/01/2006          118,566.80
Alvin Tex                                                225,000.00         242,746.28    7.000%  11/01/2006          252,798.75
Parker Colorado Fire                                     465,000.00         467,254.05    5.200%  11/15/2006          485,585.55
Northbrook ill.                                          205,000.00         204,013.34    5.625%  12/01/2006          205,170.15
Clark Cnty Wash                                          150,000.00         148,911.98    5.100%  12/01/2006          150,945.00
Neenah Wi Wtr                                            130,000.00         130,920.80    4.550%  12/01/2006          135,354.70
Alpine Tex                                               165,000.00         166,967.89    6.250%  02/15/2007          175,291.05
Two Rivers Wisconsin Pub                                 100,000.00         101,180.47    6.750%  02/15/2007          109,828.00
Bridge City Texas Indpt                                  340,000.00         339,134.72    5.900%  02/15/2007          366,843.00
Hazelton Pennsylvania                                    100,000.00         100,327.37    6.000%  04/01/2007          102,357.00
First Colony Mun                                         135,000.00         135,000.00    5.600%  05/01/2007          142,643.70
Sheridan Cnty Wy                                         120,000.00         120,452.79    5.300%  06/01/2007          125,360.40
El Paso De Robles CA Redev                               120,000.00         119,999.62    5.000%  07/01/2007          124,610.40
La Joya Texas                                            200,000.00         198,402.12    4.750%  08/01/2007          201,104.00
Brawley Calif                                            105,000.00         106,882.45    5.900%  08/01/2007          116,294.85
El Centro Ca.                                            145,000.00         145,969.58    6.100%  08/01/2007          155,571.95
Chambers County                                          100,000.00          99,728.81    5.300%  09/01/2007          103,776.00
Harris Cnty, TX                                          540,000.00         540,000.00    5.200%  09/01/2007          562,636.80
Monroe CPunty                                            200,000.00         198,399.42    5.100%  09/15/2007          200,156.00
Woodland Texas Rd Util                                   150,000.00         149,981.69    6.550%  10/01/2007          162,547.50
Jefferson Franklin Etc                                   150,000.00         150,911.13    5.900%  11/01/2007          155,416.50
Brookhaven Mississippi                                   175,000.00         175,000.00    5.500%  11/01/2007          183,863.75
Shutesbury Massachusetts                                 110,000.00         110,000.00    6.100%  11/01/2007          119,240.00
Signal Hill CA                                           240,000.00         239,999.17    5.000%  11/01/2007          249,523.20
Neenah Wi Wtr                                            140,000.00         140,628.03    5.625%  12/01/2007          145,719.00
King Cnty Wash Dist                                      300,000.00         301,201.40    5.950%  12/01/2007          323,724.00
Batavia Ill                                              150,000.00         149,995.70    5.750%  01/01/2008          154,894.50
Lee & ogle Cntys                                         350,000.00         350,222.70    5.750%  01/30/2008          358,942.50
Downingtown Penn                                         300,000.00         302,002.11    5.000%  02/01/2008          327,540.00
Alice Tex CTFS Oblig                                     605,000.00         611,313.09    6.600%  02/01/2008          626,175.00
Bedford Texas                                            300,000.00         302,332.28    4.900%  02/01/2008          312,177.00
Alpine Tex                                               175,000.00         172,121.33    5.600%  02/15/2008          182,411.25
Bridge City Texas Indpt                                  360,000.00         360,000.00    6.000%  02/15/2008          389,966.40
Pewaukee Wisc Sch Dist                                   470,000.00         470,000.00    5.750%  03/01/2008          498,373.90
Brentwood Pa Sch Dist                                    255,000.00         255,667.29    5.700%  04/01/2008          261,135.30
Harris Cnty, TX                                          250,000.00         250,000.00    5.550%  04/01/2008          262,710.00
Brodhead Wisconsin                                       350,000.00         344,130.26    4.700%  04/01/2008          356,979.00
Posen Michigan Cons Sch                                  150,000.00         151,473.17    5.700%  05/01/2008          160,750.50
Sioux Central Cmnty                                      245,000.00         245,000.00    5.750%  05/01/2008          260,557.50
First Colony Mun                                         145,000.00         145,000.00    6.700%  05/01/2008          153,726.10
El Paso De Robles CA Redev                               125,000.00         124,614.90    5.100%  07/01/2008          130,957.50
La Joya Texas                                            200,000.00         198,208.95    4.850%  08/01/2008          201,342.00
Pittsburg Calif Uni Sch Dist                             185,000.00         184,999.41    4.850%  08/01/2008          190,059.75
Brawley Calif                                            110,000.00         111,571.51    6.100%  08/01/2008          123,044.90
Highland Village Tex                                     180,000.00         179,462.63    5.800%  08/15/2008          187,498.80
Chambers County                                          100,000.00          99,403.73    5.350%  09/01/2008          103,870.00
Upland Calif Uni Sch Dist                                275,000.00         275,000.00    4.900%  09/01/2008          280,508.25
Harris Cnty, TX                                          345,000.00         345,000.00    5.300%  09/01/2008          360,594.00
Woodland Texas Rd Util                                   150,000.00         149,560.87    6.600%  10/01/2008          162,801.00
Jefferson Franklin Etc                                   150,000.00         150,908.26    5.600%  11/01/2008          155,790.00
Shutesbury Massachusetts                                 110,000.00         110,000.00    6.200%  11/01/2008          119,689.90
Signal Hill CA                                           250,000.00         249,999.13    5.100%  11/01/2008          262,202.50
Bainbridge Is Fire Prot Dist                             315,000.00         315,000.00    5.400%  12/01/2008          322,745.85
Snohomish Cnty Wash                                      175,000.00         175,000.00    4.700%  12/01/2008          184,073.75
Batavia Ill                                              160,000.00         159,505.79    5.750%  01/01/2009          165,030.40
Dyer Indiana UT                                          145,000.00         144,518.63    4.800%  01/16/2009          149,394.95



                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
Alpine Tex                                               185,000.00         180,522.42    5.600%  02/15/2009          192,734.85
Grapevine Texas                                          210,000.00         212,810.90    6.600%  02/15/2009          225,264.90
Harris Cnty, TX                                          250,000.00         250,000.00    5.450%  04/01/2009          263,677.50
So Redford Michigan                                      590,000.00         589,169.07    5.750%  05/01/2009          584,070.50
First Colony Mun                                         155,000.00         155,000.00    4.150%  05/01/2009          164,555.75
Ewing Township                                           345,000.00         345,000.00    5.450%  06/01/2009          361,004.55
El Paso De Robles CA Redev                               135,000.00         134,542.39    5.250%  07/01/2009          142,635.60
Bastrop Tex                                              200,000.00         199,298.41    5.000%  08/01/2009          205,668.00
Pittsburg Calif Uni Sch Dist                             195,000.00         194,999.70    4.900%  08/01/2009          201,438.90
Brawley Calif                                            120,000.00         121,124.62    6.100%  08/01/2009          135,378.00
Highland Village Tex                                     140,000.00         139,542.42    5.900%  08/15/2009          146,172.60
Chambers County                                          110,000.00         109,280.33    5.450%  09/01/2009          114,582.60
Upland Calif Uni Sch Dist                                260,000.00         260,000.00    5.000%  09/01/2009          265,829.20
Sheboygan Wisc                                           225,000.00         222,802.98    5.750%  09/01/2009          244,440.00
Santa Cruz CA Agy Tax                                    240,000.00         240,000.00    5.100%  10/01/2009          249,050.40
Woodland Texas Rd Util                                   150,000.00         149,522.25    6.700%  10/01/2009          163,315.50
Signal Hill CA                                           265,000.00         264,999.08    5.200%  11/01/2009          279,484.90
City Of University Place                                 280,000.00         278,991.86    4.900%  12/01/2009          289,545.20
Buffalo Grove IL                                         200,000.00         200,000.00    5.700%  12/30/2009          202,964.00
Dyer Indiana UT                                          155,000.00         153,317.10    4.800%  01/16/2010          159,322.95
Harris Cnty, TX                                          250,000.00         250,000.00    5.600%  04/01/2010          264,160.00
First Colony Mun                                         160,000.00         160,000.00    5.800%  05/01/2010          170,105.60
Harris Cnty Texas                                        400,000.00         395,491.07    5.800%  05/01/2010          420,280.00
Walnut Iowa Cmnty Sch Dist                               135,000.00         133,981.25    4.700%  06/01/2010          137,286.90
El Paso De Robles CA Redev                               145,000.00         143,966.35    5.250%  07/01/2010          152,983.70
Yavapai Cnty Ariz Uni Dist                               550,000.00         552,053.86    5.000%  07/01/2010          577,857.50
Pittsburg Calif Uni Sch Dist                             205,000.00         204,999.93    5.100%  08/01/2010          212,437.40
Dallas Cnty Texas                                        475,000.00         466,597.51    5.600%  09/01/2010          486,110.25
Santa Cruz CA Agy Tax                                    255,000.00         255,000.00    5.200%  10/01/2010          265,465.20
Kitsap Cnty Wash Pub                                     255,000.00         257,213.91    5.000%  12/01/2010          264,608.40
Bartlett Ill Pk Dist                                     275,000.00         275,711.54    4.300%  12/15/2010          271,073.00
Battle Lake Minn Indpt SD                                455,000.00         453,129.76    4.800%  02/01/2011          445,749.85
Brooklyn Center Police                                   655,000.00         652,383.82    4.150%  02/01/2011          661,988.85
Mount Pleasant Texas                                     245,000.00         245,000.00    4.250%  03/15/2011          240,876.65
Fergus Falls Perm Impt                                   200,000.00         201,534.27    5.000%  05/01/2011          204,476.00
Walnut Iowa Cmnty Sch Dist                               145,000.00         143,821.25    5.350%  06/01/2011          147,828.95
Saint helena Ca Wtr                                      520,000.00         520,000.00    4.800%  06/01/2011          543,488.40
Pittsburg Calif Uni Sch Dist                             215,000.00         214,998.42    5.200%  08/01/2011          223,451.65
Kitsap Cnty Wash Pub                                     270,000.00         271,556.26    5.000%  12/01/2011          279,063.90
Stanwood Washington SD                                   500,000.00         500,000.00    4.250%  12/15/2011          489,330.00
Aitkin County Minn                                       355,000.00         351,919.85    4.250%  01/01/2012          345,283.65
New Freedom Boro Auth Pa                                 545,000.00         545,000.00    4.800%  01/01/2012          550,891.45
Underwood Minn Indpt SD                                  315,000.00         315,000.00    4.350%  02/01/2012          309,890.70
Highland Village Tex                                     145,000.00         144,374.12    4.800%  02/15/2012          147,681.05
Maverick County                                          465,000.00         467,810.30    4.400%  03/01/2012          461,001.00
Darlington Wis Cmnty SD                                  340,000.00         337,021.80    4.650%  03/01/2012          335,726.20
Milton Wis School Dist                                   500,000.00         493,541.00    4.450%  03/01/2012          501,915.00
Morris TWP NJ S.D.                                       490,000.00         490,000.00    4.400%  03/15/2012          483,757.40
Cherokee Iowa Community S.D.                             450,000.00         447,978.47    4.800%  05/01/2012          440,316.00
Lake Mills Iowa Community SD                             205,000.00         204,998.93    4.350%  05/01/2012          200,982.00
Center Point-Urbana Cmnty                                170,000.00         170,000.00    4.300%  05/01/2012          171,210.40
Yuma Arizona RFDG                                        500,000.00         517,565.66    4.900%  07/01/2012          514,690.00
Benecia Calif Uni Sch Dist                               325,000.00         325,000.00    4.850%  08/01/2012          333,531.25
Red Oak Tex Indpt                                        240,000.00         241,783.37    5.000%  08/15/2012          249,621.60
Spring Tex Indpt Sch Dist                                200,000.00         198,250.65    5.300%  08/15/2012          207,456.00
Sedgwick County Kansas                                   200,000.00         200,000.00    5.200%  09/01/2012          194,888.00
Springfield TWP SD PA                                    425,000.00         414,090.82    4.300%  09/01/2012          437,044.50
Christian Shelby                                         450,000.00         454,431.80    4.800%  11/01/2012          442,665.00
Center Point-Urbana Cmnty                                175,000.00         175,000.00    4.400%  11/01/2012          175,777.00
Pacific County Washington                                645,000.00         663,241.22    4.750%  12/01/2012          652,133.70
Algonquin Ill Area Pub Library                           400,000.00         392,644.56    4.300%  12/30/2012          381,064.00
Port Bellingham Washington                               500,000.00         500,000.00    5.000%  01/01/2013          491,375.00
Creskill Gen Impt NJ                                     200,000.00         200,000.00    4.400%  01/01/2013          201,400.00
Honey Creek-Vigo                                         185,000.00         186,516.43    4.750%  01/01/2013          190,712.80
Kandiyohi County Minn                                    350,000.00         346,862.44    4.300%  02/01/2013          339,465.00
Madison County                                           450,000.00         451,496.41    4.500%  02/01/2013          444,739.50
Somerville NJ                                            400,000.00         392,550.82    4.200%  02/01/2013          385,900.00
Mc Henry Illinois                                        525,000.00         522,547.83    4.400%  02/01/2013          516,626.25
DeKalb Kandall & LaSalle                                 560,000.00         557,384.08    4.400%  02/01/2013          552,042.40
Kinnelon NJ SD                                           445,000.00         445,000.00    4.500%  02/01/2013          439,677.80
North Branch Minn Indpt SD                               220,000.00         222,654.94    4.400%  02/01/2013          217,470.00
East Cent Mo Jr College                                  770,000.00         770,000.00    4.800%  02/15/2013          754,407.50
Frisco Texas Combination                                 450,000.00         447,878.12    4.375%  02/15/2013          437,184.00


                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
Highland Village Tex                                     150,000.00         148,632.59    4.300%  02/15/2013          151,923.00
Marinette Wis SD                                         360,000.00         360,000.00    4.500%  03/01/2013          356,590.80
Ovid Elsie Michigan                                      505,000.00         505,000.00    4.350%  05/01/2013          494,344.50
Cadillac Michigan Area PS                                500,000.00         497,615.64    4.300%  05/01/2013          487,305.00
Cherokee Iowa Community S.D.                             470,000.00         465,538.32    4.350%  05/01/2013          456,045.70
Haslett Mich Pub SD                                      500,000.00         497,615.51    4.500%  05/01/2013          488,205.00
Eaton Mich Inter SD                                      275,000.00         275,000.00    4.550%  05/01/2013          272,703.75
Rockwood Michigan                                        260,000.00         258,769.27    4.625%  05/01/2013          257,301.20
Van Buren Iowa Cmnty Sch                                 230,000.00         226,271.96    4.400%  05/01/2013          228,245.10
Bettendorf Iowa UT                                       250,000.00         245,352.69    4.600%  06/01/2013          247,532.50
Covington -Pub Impt VA                                   115,000.00         113,924.75    4.650%  06/15/2013          114,799.90
Alamo Heights Tex                                        500,000.00         500,000.00    5.000%  07/01/2013          489,900.00
Maricopa County Ariz                                     300,000.00         305,809.42    4.700%  07/01/2013          301,746.00
Honey Creek-Vigo                                         195,000.00         196,598.40    4.400%  07/01/2013          200,526.30
Benecia Calif Uni Sch Dist                               360,000.00         360,000.00    4.900%  08/01/2013          368,870.40
Buna Texas Isd                                           370,000.00         356,170.50    4.500%  08/15/2013          364,760.80
West Deptford TWP                                        410,000.00         416,597.08    4.400%  09/01/2013          408,610.10
Wabash Genl Hospital                                     355,000.00         351,579.89    4.000%  09/01/2013          346,433.85
Butler USD #205                                          400,000.00         380,826.94    4.600%  09/01/2013          375,964.00
Shawano-Gresham Sch Dist                                 200,000.00         203,987.02    5.100%  10/01/2013          206,382.00
Christian Shelby                                         475,000.00         476,537.27    4.400%  11/01/2013          463,471.75
Chippewa County MI                                       295,000.00         290,693.10    4.300%  11/01/2013          285,197.15
Ford Mclean Livingston                                   430,000.00         430,000.00    4.550%  12/01/2013          421,283.90
Oregon City Ohio Ref & Impt                              250,000.00         251,976.20    4.500%  12/01/2013          247,945.00
Teller County Colorado                                   285,000.00         283,746.45    4.750%  12/01/2013          281,064.15
Bainbridge Is Wash Fire Dept                             200,000.00         202,898.84    4.450%  12/01/2013          206,382.00
King Cnty Wash Dist                                      500,000.00         495,219.78    5.100%  12/01/2013          503,115.00
Miamisburg Ohio City Sch                                 360,000.00         401,209.71    6.000%  12/01/2013          409,899.60
Dupage, Cook & Kane Cnties                               500,000.00         500,000.00    4.400%  12/15/2013          486,625.00
East Quoge NY                                            420,000.00         423,347.18    4.500%  12/15/2013          413,981.40
Southwick Mass                                           335,000.00         335,000.00    4.400%  12/15/2013          327,140.90
Fremont Ill Pub Library Dist                             500,000.00         490,178.41    4.200%  12/30/2013          467,730.00
East Moline Illinois                                     275,000.00         268,248.94    4.200%  01/15/2014          262,185.00
Carroll Stephenson & Ogle                                500,000.00         495,074.64    4.500%  02/01/2014          486,145.00
Madison County Ill SD                                    200,000.00         200,000.00    4.400%  02/01/2014          196,198.00
Randolph TWP Morris Cnty                                 155,000.00         156,560.72    4.550%  02/01/2014          153,081.10
Rowlett Tex                                              245,000.00         241,569.84    5.300%  02/15/2014          253,597.05
Albany ORE                                               375,000.00         375,000.00    4.550%  03/01/2014          370,267.50
Beauregard Parish LA SD                                  320,000.00         320,000.00    4.550%  03/01/2014          315,961.60
Shullsburg Wisconsin SD                                  420,000.00         415,836.97    4.500%  04/01/2014          412,566.00
Breckenridge Michigan                                    320,000.00         320,000.00    4.125%  05/01/2014          313,558.40
Harper Woods Mich                                        500,000.00         478,902.63    4.500%  05/01/2014          473,660.00
Rockwood Michigan                                        280,000.00         277,215.69    5.500%  05/01/2014          274,912.40
Galva-Holstein Iowa CSD                                  380,000.00         403,939.34    4.500%  05/01/2014          401,785.40
Washington County SD                                     710,000.00         712,444.78    4.500%  06/01/2014          696,730.10
Keokuk IA Cmnty Sch dis                                  285,000.00         284,999.62    5.450%  06/01/2014          303,750.15
Gurnee Il                                                395,000.00         390,219.14    5.375%  12/15/2014          414,572.25
Lake County IL Cmnty                                     600,000.00         565,057.70    4.850%  01/01/2015          608,124.00
Champaign Cnty Il                                        250,000.00         250,791.35    5.550%  02/01/2015          267,397.50
Faulkey Gully Mun                                        250,000.00         248,757.70    5.400%  03/01/2015          260,855.00
                                                    -----------------------------------                        ------------------
Total Municipal Bonds (5.64%)                         68,880,000.00      68,826,913.68                             69,955,812.05

CORPORATE BONDS

Merrill Lynch & Co                                    11,500,000.00      11,368,921.23    6.020%  05/11/2001       11,496,205.00
Ford Motor Credit                                      4,000,000.00       4,000,792.50    7.000%  09/25/2001        4,015,800.00
Citicorp                                               7,000,000.00       7,102,090.45    9.500%  02/01/2002        7,231,630.00
Ford Motor Credit                                      5,000,000.00       4,972,012.71    6.500%  02/28/2002        4,993,350.00
Citicorp                                               5,000,000.00       4,870,386.11    6.380%  11/12/2002        5,010,300.00
Travelers Group/Salomon                                6,000,000.00       5,847,288.03    6.750%  02/15/2003        6,048,000.00
Charles Schwab Corp                                   10,000,000.00      10,063,145.34    7.800%  05/02/2003       10,228,200.00
Amer General Finance                                   9,000,000.00       8,975,984.00    5.750%  11/01/2003        8,819,640.00
Farmer Ins Exchange                                    5,000,000.00       5,448,831.09    8.500%  08/01/2004        5,230,350.00
Morgan JP & Co                                        12,000,000.00      12,772,024.48    7.625%  09/15/2004       12,453,840.00
Allstate Corp                                          5,000,000.00       4,994,852.32    7.875%  05/01/2005        5,270,500.00
Allstate Corp                                          5,000,000.00       4,987,912.51    7.875%  05/01/2005        5,270,500.00
Mass Transit Railway                                     600,000.00         599,143.00    7.250%  10/01/2005          607,308.00
Mass Transit Railway                                   2,000,000.00       1,996,728.76    7.250%  10/01/2005        2,024,360.00
China Light and Power                                  1,000,000.00         983,598.97    7.500%  04/15/2006        1,042,060.00
China Light and Power                                  1,000,000.00         983,836.30    7.500%  04/15/2006        1,042,060.00
Mass Transit Rwy                                       5,000,000.00       5,035,549.44    7.500%  02/04/2009        5,158,950.00
Coca-cola Enterprises                                  5,000,000.00       4,861,115.42    7.125%  09/30/2009        5,098,800.00
                                                    -----------------------------------                        ------------------
Total Corporate Bonds (8.16%)                         99,100,000.00      99,864,212.66                            101,041,853.00



                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
FNMA MORTGAGE BACKED SECURITIES

FNMA Pool                                                838,677.96         838,680.70    6.000%  02/01/2001          834,761.33
FNMA CONVENTIONAL                                      1,386,906.47       1,364,568.11    6.000%  05/01/2001        1,379,167.53
FNMA Pool                                              1,140,311.98       1,140,394.50    6.500%  09/01/2001        1,134,393.76
FNMA Pool                                              1,050,882.14       1,049,068.10    6.500%  05/01/2004        1,048,023.74
FNMA 10 YRS                                            6,327,980.00       6,329,749.21    6.500%  06/01/2004        6,310,451.50
FNMA 15-YR CONVENTION                                  6,127,492.65       6,140,050.57    6.500%  12/01/2008        6,128,044.12
FNMA Pool                                              2,150,809.93       2,114,636.51    6.000%  12/01/2008        2,135,044.49
FNMA 15-YR CONVENTION                                  4,918,467.42       4,927,385.28    6.500%  01/01/2009        4,919,746.22
FNMA Pool #313658                                     10,634,288.00      10,700,119.62    6.000%  12/01/2009       10,553,361.07
FNMA 15-YR                                             4,917,688.03       4,968,103.53    6.500%  06/01/2011        4,918,032.27
FNMA Pool                                              4,560,558.42       4,568,110.40    7.000%  03/01/2014        4,663,672.65
FNMA Pool                                                962,356.88         956,854.77    7.000%  09/01/2014          983,894.43
FNMA Pool                                                958,504.05         961,584.97    7.500%  06/01/2025          979,773.25
FNMA Pool #488235                                      1,101,576.56       1,109,949.83    6.500%  02/01/2029        1,087,498.41
FNMA Pool #492222                                      2,486,211.88       2,443,939.34    6.000%  02/01/2029        2,412,247.08
                                                    -----------------------------------                        ------------------
Total FNMA Mortgage-Backed Securities (3.99%)         49,562,712.37      49,613,195.44                             49,488,111.85

FHLMC MORTGAGE BACKED SECURITIES

FHLMC                                                     16,577.78          16,577.78    8.500%  06/01/2002           16,691.67
FHLMC                                                     14,334.95          14,334.95    9.000%  07/01/2002           14,319.04
FHLMC GOLD 15 YR                                         514,214.01         502,998.76    6.000%  01/01/2004          511,858.91
FHLMC GOLD 15 YR                                       1,180,954.82       1,186,664.98    6.500%  01/01/2008        1,182,159.39
FHLMC GOLD 15 YR                                       2,332,320.48       2,340,450.07    6.500%  07/01/2010        2,335,818.96
FHLMC GOLD 15 YR                                       7,958,156.41       8,052,549.73    6.000%  11/01/2010        7,906,348.81
FHLMC GOLD 15 YR                                       5,215,329.00       5,256,608.83    6.500%  12/01/2010        5,223,464.91
FHLMC Gold Pool #E72141                                8,044,200.00       8,035,149.85    6.000%  09/01/2013        7,963,677.56
FHLMC Pool                                             4,060,372.52       4,051,369.97    7.000%  01/01/2016        4,161,516.40
FHLMC                                                    827,813.44         825,055.75    7.500%  06/01/2023          849,709.11
FHLMC Gold Pool #C113                                  2,024,729.18       2,027,033.51    6.500%  06/01/2028        2,003,003.84
                                                    -----------------------------------                        ------------------
Total FHLMC Mortgage-Backed Securities (2.59%)        32,189,002.59      32,308,794.18                             32,168,568.60


GNMA MORTGAGE BACKED SECURITIES

GN 345973                                                575,034.42         560,694.03    6.500%  11/15/2008          576,103.98
GN 346907                                                688,155.65         670,567.81    6.500%  11/15/2008          689,435.62
GN 346912                                                429,095.29         418,798.99    6.500%  11/15/2008          429,893.41
GN 178796                                                 88,393.24          91,918.12    9.500%  09/15/2016           92,415.13
GN 155229                                                 25,670.01          25,975.58    9.500%  11/15/2016           26,881.12
GN 182783                                                 94,950.76          98,388.28    9.500%  11/15/2016           99,237.79
GN 193888                                                113,328.34         117,077.15    9.500%  11/15/2016          118,655.91
GN 248935                                                 15,548.85          15,973.50    8.500%  06/15/2018           16,150.28
GN 285195                                                 13,258.88          13,628.99    8.500%  12/15/2019           13,774.25
GN 129290                                                 57,544.77          59,119.90    8.500%  01/15/2020           59,767.72
GN 286338                                                142,789.04         146,592.56    8.500%  02/15/2020          148,276.42
GN 284103                                                 88,638.65          93,847.01   10.000%  04/15/2020           94,176.79
GN 168309                                                  3,326.72           3,417.75    8.500%  06/15/2020            3,454.40
GN 295965                                                 90,635.91          94,520.63    9.500%  02/15/2021           94,881.30
GN 300136                                                 32,909.87          33,264.10    9.500%  03/15/2021           34,449.39
GN 303968                                                168,135.69         175,332.19    9.500%  03/15/2021          176,002.76
GN 309093                                                  2,967.03           3,043.38    8.500%  10/15/2021            3,076.72
GN 310668                                                 39,555.74          40,651.23    8.500%  11/15/2021           41,075.87
GN 218430                                                  3,331.10           3,414.07    8.500%  12/15/2021            3,457.68
GN 361039                                                644,512.80         628,231.40    7.000%  07/15/2023          646,207.87
GN 412508                                              1,658,865.09       1,614,319.38    7.000%  10/15/2025        1,661,469.51
GN 425860                                                812,212.74         790,544.04    7.000%  01/15/2026          813,276.74
GN 382082                                                541,240.09         525,770.57    7.000%  01/15/2026          541,943.70
GN 426266                                                526,269.81         511,964.72    7.000%  02/15/2026          526,922.38
GN 420707                                              1,768,612.15       1,719,273.51    7.000%  02/15/2026        1,770,893.66
GN 431218                                              2,322,728.49       2,326,438.42    7.750%  09/15/2026        2,365,489.92
                                                    -----------------------------------                        ------------------
Total GNMA Mortgage-Backed Securities (0.89%)         10,947,711.13      10,782,767.31                             11,047,370.32


COLLATERAL MORTGAGE OBLIGATION

CMO-REMIC:TAC(11)                                      1,922,762.31       1,855,023.41    6.000%  08/25/2007        1,906,130.42
CMO FHLMC 2132                                         9,715,681.74       9,897,369.96    6.500%  05/15/2008        9,856,170.50
CMO -FNR 1994-48                                         719,191.60         704,441.31    6.000%  09/25/2008          712,172.29
                                                    -----------------------------------                        ------------------
Total Collateral Mortgage Obligations (1.01%)         12,357,635.65      12,456,834.68                             12,474,473.21



                                                     Par/Current Face                  Interest                       Fair
                 Industry/Borrower                      (000's)              Cost        Rate      Maturity          Value
---------------------------------------------------------------------------------------------------------------------------------
CMO-WHOLE LOAN


REMIC PAC(11) RFMSI                                    6,577,020.79       6,625,341.68    7.500%  09/25/2007        6,615,956.75
REMIC:PAC(11), AS                                      3,336,876.35       3,312,083.49    6.700%  12/25/2007        3,327,299.51
REMIC:PAC(11), AS                                      4,342,236.63       4,325,585.75    6.550%  01/25/2008        4,338,806.26
PAC(11), AS PMAC                                       2,868,240.76       2,864,701.16    6.250%  06/25/2008        2,852,809.62
TAC(22),AS PHMS                                        1,267,492.08       1,266,930.89    7.000%  07/25/2008        1,263,943.10
TAC(22),AS PHMS                                          792,458.15         794,651.01    7.000%  07/25/2008          790,239.27
REMIC:SEQ SMSC                                         7,447,863.82       7,463,210.35    7.000%  06/25/2009        7,587,511.27
REMIC SUPPORT BOND                                     2,722,957.52       2,683,873.91    7.000%  08/25/2009        2,712,637.51
REMIC SEQ RFMSI                                        3,468,523.87       3,483,876.17    6.750%  01/25/2011        3,455,967.81
REMIC SEQ AS GECMS                                     2,836,294.03       2,847,144.61    6.750%  03/25/2011        2,830,763.26
REMIC:PNC MORTGAGE                                     3,201,890.82       3,143,598.75    6.750%  03/25/2013        3,185,208.97
REMIC SEQ AS CMC3                                      3,135,126.79       3,129,608.22    6.250%  05/25/2014        3,118,635.92
                                                    -----------------------------------                        ------------------
Total CMO-Whole Loan (3.39%)                          41,996,981.61      41,940,605.99                             42,079,779.25


                                                    -----------------------------------                        ------------------
Cathay Securities Fund, Inc. (26.47%)                325,034,043.35     325,793,323.94                            328,204,568.28

* Non-Income producing
---------------------------------------------------------------------------------------------------------------------------------

Total investments (92.14%) (Cost $1,147,098,158)                                                                1,142,552,110.45
Other assets and liabilities, net (7.86%)                                                                          97,284,644.00
                                                                                                              ------------------
Net assets (100.00%)                                                                                          $ 1,239,836,754.45
                                                                                                              ==================

---------------------------------------------------------------------------------------------------------------------------------

Tax cost of Securities                                                                                        $ 1,147,098,157.42
                                                                                                              ==================

Gross appreciation on securities                                                                                    9,296,503.65
Gross depreciation on securities                                                                                   13,842,551.51
                                                                                                               ------------------

Net depreciation on securities                                                                                   $ (4,546,047.86)
                                                                                                               ==================

                         INDEPENDENT AUDITORS' REPORT


To Board of Directors and Shareholder of
Cathay Securities Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cathay Securities Fund, Inc. (the "Fund") as of December 31, 2000 and the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from July 17, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians and other procedures we considered necessary. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Fund has prepared and issued financial statements of the Cathay Securities Fund, Inc. as of December 31, 2000 and for the period from July 17, 2000 (commencement of operations) to December 31, 2000, including a complete schedule of investments. Our independent auditors' report on those financial statements (not included herein), dated February 27, 2001 expressed an unqualified opinion. Certain information relating to the names of individual borrowers in the schedule of investments contained in the accompanying financial statements has been deleted in connection with the Fund's pending request that such information be afforded confidential treatment.

In our opinion, the accompanying financial statements and financial highlights referred to above presently fairly, in all material respects, the financial position of Cathay Securities Fund, Inc. as of December 31, 2000 and the results of its operations, changes in its net assets, cash flows and financial highlights for the period from July 17, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP


Los Angeles, California
February 27, 2001

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